UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant's telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

Bond Portfolio

Investments in Securities

March 31, 2007

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Coupon	Maturity	Value(a)
Long-Term Debt Securities (96.7%)
U.S. Government and Agency Obligations (34.8%)
Federal Home Loan Mortgage Corporation (FHLMC) (7.7%)
$1,550,000		3.500%	02/15/30	$1,473,602
1,451,939	(l) (o)	5.000%	04/01/35	1,404,643
855,980		5.000%	08/01/35	828,097
1,825,000	(o)	5.250%	04/18/16	1,858,867
641,798		5.500%	12/01/17	645,418
1,156,937	(o)	5.500%	06/01/20	1,159,783
2,004,179	(o)	5.500%	10/01/20	2,009,109
5,016,787	(o)	5.500%	05/01/34	4,980,937
2,550,751	(l) (o)	5.500%	10/01/34	2,529,034
690,000	(i)	5.500%	04/01/35	682,669
2,229,098	(l) (o)	5.500%	07/01/35	2,207,989
2,139,418	(o)	5.500%	07/01/35	2,119,159
3,858,394	(o)	5.500%	10/01/35	3,840,788
3,239,793		6.000%	11/01/33	3,280,632
384,562		6.500%	09/01/32	399,098
				29,419,825
Federal National Mortgage Association (FNMA) (20.0%)
2,150,000	(l) (o)	3.250%	01/15/08	2,119,083
1,375,000		3.500%	01/28/08	1,357,104
500,000		4.250%	05/15/09	493,906
2,891,311		4.500%	03/01/35	2,718,517
2,566,478	(l) (o)	4.500%	09/01/35	2,413,097
263,807	(o)	5.000%	05/01/18	260,986
540,271		5.000%	06/01/18	534,456
1,180,988	(o)	5.000%	07/01/18	1,168,364
790,739		5.000%	11/01/33	765,989
364,244		5.000%	05/01/34	352,548
1,875,000	(i)	5.000%	04/01/37	1,811,134
2,389,296	(l)	5.000%	08/01/35	2,310,752
2,900,000	(j) (o)	5.125%	01/02/14	2,903,782
1,107,165	(o)	5.500%	01/01/17	1,113,576
180,695		5.500%	09/01/17	181,808
792,339		5.500%	02/01/18	797,113
1,466,556	(o)	5.500%	03/01/18	1,473,776
760,000	(i)	5.500%	04/01/18	761,663
3,305,901	(l) (o)	5.500%	04/01/33	3,280,214
1,386,699		5.500%	05/01/33	1,375,918
934,075		5.500%	12/01/33	926,741

See accompanying Notes to Investment in Securities.

1

				Market
Principal		Coupon	Maturity	Value(a)
U.S. Government and Agency Obligations—continued
$1,535,268	(l) (o)	5.500%	01/01/34	$1,522,688
1,585,963	(o)	5.500%	01/01/34	1,572,967
1,061,299	(o)	5.500%	02/01/34	1,052,948
2,954,653	(o)	5.500%	03/01/34	2,932,408
6,000,307	(o)	5.500%	04/01/34	5,952,804
440,803	(o)	5.500%	09/01/34	437,117
1,682,073	(o)	5.500%	02/01/35	1,667,315
4,225,000	(i)	5.500%	04/01/35	4,180,109
2,171,293	(o)	5.500%	10/01/35	2,153,529
952,425	(l)	6.000%	09/01/17	971,561
2,296,792		6.000%	10/01/32	2,336,672
1,717,093		6.000%	11/01/32	1,747,780
2,944,513		6.000%	03/01/33	2,995,922
277,599		6.000%	04/01/33	280,914
1,576,384	(o)	6.437%	01/01/08	1,573,749
597,763		6.500%	12/01/31	620,692
164,209	(l)	6.500%	02/01/32	170,519
920,726	(o)	6.500%	04/01/32	948,629
364,572	(o)	6.500%	05/01/32	378,610
732,578		6.500%	07/01/32	760,599
975,938		6.500%	08/01/32	1,013,042
705,860		6.500%	09/01/32	732,479
2,732,593	(l) (o)	6.500%	09/01/32	2,836,872
774,821		6.500%	10/01/32	804,016
3,000,000	(i)	6.500%	04/01/35	3,060,000
516,877		7.000%	07/01/31	542,616
832,806	(o)	7.000%	09/01/31	873,721
865,256	(o)	7.000%	11/01/31	905,455
237,420		7.000%	02/01/32	248,732
124,972		7.000%	03/01/32	131,230
580,703		7.000%	07/01/32	609,169
484,301		7.500%	04/01/31	509,828
218,407		7.500%	05/01/31	229,990
				75,875,209
Government National Mortgage Association (GNMA) (2.0%)
—	(c) (g)	0.944%	06/17/45	1,534,808
578,438	(o)	5.500%	12/15/34	575,863

See accompanying Notes to Investment in Securities.

2

				Market
Principal		Coupon	Maturity	Value(a)
U.S. Government and Agency Obligations—continued
$4,365,000	(i)	5.500%	04/01/35	$4,340,447
1,050,000	(i)	6.000%	04/01/37	1,063,453
23,867		8.500%	10/15/22	25,736
12,873		8.500%	12/15/22	13,882
				7,554,189
U.S. Treasury (5.1%)
2,220,000	U.S. Treasury Bond (o)	5.375%	02/15/31	2,366,729
1,156,974	U.S. Treasury Inflation-Indexed Notes (h) (o)	1.875%	07/15/13	1,141,879
9,060,000	U.S. Treasury Note (o)	3.375%	10/15/09	8,804,481
2,500,000	U.S. Treasury Note (o)	4.250%	11/30/07	2,487,890
1,560,000	U.S. Treasury Note (o)	4.250%	11/15/14	1,522,950
950,000	U.S. Treasury Note (o)	4.375%	08/15/12	944,025
2,120,000	U.S. Treasury Note (o)	4.625%	02/29/12	2,127,867
				19,395,821
	Total U.S. government and agency obligations (cost: $132,738,109)			132,245,044

Corporate Obligations (61.9%)
Basic Materials (.6%)
Construction (.6%)
2,065,000	CRH America, Inc.	6.000%	09/30/16	2,093,293
Capital Goods (1.0%)
Manufacturing (1.0%)
2,305,000	Crane Company	6.550%	11/15/36	2,298,818
1,330,000	Tyco International Group SA (b)	7.000%	06/15/28	1,579,604
				3,878,422
Communication Services (1.7%)
Broadcasting (.7%)
2,500,000	Cox Communications, Inc.	7.125%	10/01/12	2,695,208
Telephone (1.0%)
3,620,000	Sprint Nextel Corporation	6.000%	12/01/16	3,562,464
Consumer Cyclical (1.5%)
Beverage (1.0%)
3,395,000	SABMiller PLC-144A Issue (b) (f)	6.500%	07/01/16	3,587,653
Textiles (.5%)
2,000,000	Mohawk Industries, Inc.	6.125%	01/15/16	2,007,178
Consumer Staples (.4%)
Entertainment (.4%)
1,500,000	Viacom, Inc.	6.875%	04/30/36	1,511,976

See accompanying Notes to Investment in Securities.

3

				Market
Principal		Coupon	Maturity	Value(a)
Energy (1.0%)
Oil & Gas (.6%)
$2,375,000	Anadarko Petroleum Corporation	6.450%	09/15/36	$2,350,174
Pipelines (.4%)
1,465,000	Northwest Pipeline Corporation	7.000%	06/15/16	1,569,381
Financial (51.5%)
Asset-Backed Securities (10.6%)
690,000	ABFS Mortgage Loan Trust (m)	7.423%	12/15/33	691,544
1,480,941	Associates Manufactured Housing Pass-Through Certificates	7.725%	06/15/28	1,498,731
2,305,000	Auburn Funding, LLC-144A Issue (c) (e) (n)	6.920%	01/25/12	2,225,766
1,380,000	Capital Auto Receivables Asset Trust-144A Issue (f)	7.160%	01/15/13	1,396,379
2,230,000	Centex Home Equity (m)	5.048%	06/25/35	2,164,754
2,650,000	Citibank Credit Card Issuance Trust	5.500%	03/24/17	2,636,592
1,755,000	Countryplace Manufactured Housing Contract- 144A Issue (c) (e)	5.200%	12/15/35	1,688,556
3,150,000	Countrywide Asset-Backed Certificates (c) (n)	5.934%	05/25/37	3,149,842
1,165,000	Countrywide Asset-Backed Certificates (c)	5.962%	03/25/34	1,167,661
560,000	Credit-Based Asset Servicing and Securitization- 144A Issue (f) (m)	6.240%	10/25/36	567,438
935,000	Credit-Based Asset Servicing and Securitization- 144A Issue (f) (m)	6.250%	10/25/36	942,141
2,275,000	Flagstar Home Equity Loan Trust-144A Issue (f) (m) (n)	5.997%	01/25/35	2,276,320
780,000	Ford Motor Credit Company-144A Issue (f)	7.120%	02/15/13	794,997
2,000,000	GMAC Mortgage Corporation Loan Trust (m)	6.088%	10/25/36	2,019,433
869,153	Green Tree Financial Corporation	6.400%	10/15/18	884,505
610,838	Green Tree Financial Corporation	7.350%	05/15/27	633,316
3,297,000	JPMorgan Mortgage Acquisition Corporation (m)	6.337%	08/25/36	3,348,115
3,055,000	JPMorgan Mortgage Acquisition Corporation (m)	6.410%	07/25/36	3,126,590
3,350,000	Lehman XS Trust (m)	5.690%	12/25/35	3,355,323
483,403	National Collegiate Trust	7.240%	09/20/14	468,200
756,868	Oakwood Mortgage Investors, Inc. (e)	8.100%	08/15/26	761,537
440,000	Origen Manufactured Housing	5.605%	05/15/22	438,628
1,500,000	Origen Manufactured Housing	5.700%	01/15/35	1,486,958
725,000	Origen Manufactured Housing (c)	5.730%	11/15/35	707,774
725,000	Origen Manufactured Housing (c)	5.860%	06/15/36	706,503
272,440	Residential Funding Mortgage Securities II, Inc. (m)	5.090%	07/25/33	269,538
928,351	Vanderbilt Mortgage Finance 1997-A (c)	6.369%	03/07/28	928,077
				40,335,218
Banks (.5%)
1,980,000	PNC Funding Corporation	5.625%	02/01/17	1,994,209
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (11.2%)
2,421,080	Banc of America Alternative Loan Trust (c)	5.669%	11/25/35	2,368,095
2,374,008	Banc of America Alternative Loan Trust (c)	5.807%	01/25/36	2,290,875
1,879,331	Banc of America Alternative Loan Trust (c)	6.225%	05/25/46	1,873,200

See accompanying Notes to Investment in Securities.

4

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
$774,249	Banc of America Alternative Loan Trust (c)	6.251%	11/25/46	$716,786
1,602,430	Banc of America Mortgage Securities, Inc.	6.000%	03/25/37	1,541,026
547,656	Banc of America Mortgage Securities Corporation	5.750%	08/25/34	542,748
57,000	Banco Hipotecario Nacional-144A Issue (b) (e) (k)	7.916%	07/25/09	570
127,709	BlackRock Capital Finance, LP-144A Issue (f)	7.750%	09/25/26	127,555
775,708	Chase Mortgage Financial Corporation	5.500%	10/25/33	760,317
321,945	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	323,109
3,100,000	CSAB Mortgage-Backed Trust (m)	6.080%	09/25/36	3,118,968
1,201,272	Global Mortgage Securitization, Ltd.	5.250%	04/25/32	1,139,732
2,298,465	Global Mortgage Securitization, Ltd.-144A Issue (e)	5.250%	11/25/32	2,237,089
3,095,000	GMAC Mortgage Corporation Loan Trust (c) (n)	5.952%	08/25/37	3,081,599
5,180,000	JPMorgan Alternative Loan Trust (c)	5.750%	12/25/36	5,145,652
2,911,589	JPMorgan Mortgage Trust (c)	5.668%	09/25/35	2,866,215
3,000,000	JPMorgan Mortgage Trust (c) (n)	5.732%	04/25/37	3,002,940
2,160,000	JPMorgan Mortgage Trust	6.500%	08/25/36	2,199,047
2,746,340	Lehman Mortgage Trust (c)	6.890%	09/25/36	2,831,928
2,289,553	MASTR Asset Securitization Trust	5.500%	11/25/33	2,244,721
359,632	Mellon Residential Funding Corporation	6.750%	06/25/28	358,319
2,199,195	Residential Accredit Loans, Inc.	5.750%	05/25/33	2,176,090
1,254,000	Structured Asset Securities Corporation (m)	5.630%	05/25/34	1,241,366
				42,187,947
Commercial Mortgage-Backed Securities (14.3%)
—	Asset Securitization Corporation (c) (g)	2.583%	08/13/29	140,365
2,445,000	Asset Securitization Corporation (c)	7.623%	02/14/43	2,661,541
—	Asset Securitization Corporation-144A Issue (c) (f) (g)	1.624%	10/13/26	348,793
2,500,000	Banc of America Commercial Mortgage, Inc.	5.451%	01/15/49	2,507,942
1,650,000	Banc of America Commercial Mortgage, Inc.-144A Issue (f)	6.200%	07/11/43	1,701,225
5,000,000	Bear Stearns Commercial Mortgage Securities, Inc.	5.540%	09/11/41	5,058,923
3,867,200	Bear Stearns Commercial Mortgage Securities, Inc.- 144A Issue (f)	6.000%	07/15/31	3,977,874
2,640,000	Citigroup/Deutsche Bank Commercial Mortgage Trust- 144A Issue (e) (n)	5.805%	12/11/49	2,620,200
3,605,000	Citigroup/Deutsche Bank Commercial Mortgage Trust- 144A Issue (c) (f)	5.618%	01/15/46	3,584,408
475,000	Commercial Mortgage Asset Trust	6.000%	11/17/32	486,938
1,830,000	Commercial Mortgage Pass-Through Certificates- 144A Issue (c) (f)	5.756%	02/05/19	1,804,903
2,020,000	DLJ Commercial Mortgage Corporation-144A Issue (c) (f)	7.371%	06/10/31	2,211,162
1,682,805	FFCA Secured Lending Corporation-144A Issue (f)	6.940%	09/18/25	1,703,843

See accompanying Notes to Investment in Securities.

5

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
$865,000	GE Capital Commercial Mortgage Corporation-144A Issue (f)	6.039%	08/11/36	$894,929
1,115,000	GE Capital Commercial Mortgage Corporation-144A Issue (f)	6.314%	08/11/36	1,166,751
3,000,000	Greenwich Capital Commercial Funding Corporation-
	144A Issue (f)	5.903%	01/11/35	3,081,103
1,400,000	GS Mortgage Securities Corporation II-144A Issue (f)	6.733%	02/14/16	1,471,855
3,270,000	Hilton Hotel Pool Trust-144A Issue (c) (f)	5.820%	10/03/15	3,300,621
2,395,000	Hilton Hotel Pool Trust-144A Issue (f)	7.653%	10/03/15	2,516,548
2,847,969	Hometown Commercial Mortgage-144A Issue (e)	5.506%	11/11/38	2,861,411
1,363,000	Morgan Stanley Capital I (c)	6.652%	10/03/34	1,376,944
—	Multi Security Asset Trust-144A Issue (c) (e) (g)	1.095%	11/28/35	896,000
1,540,000	Multi Security Asset Trust-144A Issue (c) (e)	5.880%	11/28/35	1,489,312
1,525,000	Nomura Asset Securities Corporation-144A Issue (f)	6.000%	03/15/30	1,580,121
2,515,000	Timberstar Trust-144A Issue (f) (n)	6.208%	10/15/36	2,532,192
850,000	Wachovia Bank Commercial Mortgage Trust (c)	4.847%	10/15/41	824,726
945,000	Wachovia Bank Commercial Mortgage Trust (c)	6.011%	06/15/45	987,154
840,000	Wachovia Bank Commercial Mortgage Trust-144A Issue (f)	4.942%	11/15/34	813,967
				54,601,751
Finance - Diversified (5.0%)
970,676	500 Grant Street Associates-144A Issue (e)	2.593%	12/01/08	925,879
3,350,000	Allied Capital Corporation	6.625%	07/15/11	3,423,321
1,284,241	Caithness Coso Funding Corporation-144A Issue (e)	5.489%	06/15/19	1,263,206
2,000,000	Capital One Capital III	7.686%	08/15/36	2,145,844
2,723,000	Fund American Companies, Inc.	5.875%	05/15/13	2,723,787
2,400,000	HSBC Finance Corporation	5.700%	06/01/11	2,436,600
1,275,000	International Lease Finance Corporation	5.625%	09/20/13	1,299,583
1,760,000	Janus Capital Group, Inc.	5.875%	09/15/11	1,781,884
2,800,000	St. George Funding Company, LLC-144A Issue (b) (c) (e) (m)	8.485%	12/29/49	2,929,175
				18,929,279
Insurance (2.8%)
1,735,000	Commerce Group, Inc.	5.950%	12/09/13	1,751,769
1,945,000	Liberty Mutual Group, Inc.-144A Issue (f)	7.800%	03/15/37	1,896,315
2,800,000	Stancorp Financial Group, Inc.	6.875%	10/01/12	2,967,888
2,450,000	Symetra Financial Corporation-144A Issue (f)	6.125%	04/01/16	2,482,911
1,650,000	Willis North America, Inc.	6.200%	03/28/17	1,653,623
				10,752,506
Investment Bankers/Brokers (2.7%)
3,225,000	Goldman Sachs Group, Inc.	6.345%	02/15/34	3,185,774
2,250,000	Jefferies Group, Inc.	6.250%	01/15/36	2,171,248
2,325,000	JPMorgan Chase Capital XVIII	6.950%	08/17/36	2,423,222
2,700,000	Nuveen Investments	5.500%	09/15/15	2,655,231
				10,435,475

See accompanying Notes to Investment in Securities.

6

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
Real Estate Investment Trust - Apartments (.1%)
$250,000	Avalon Properties, Inc.	6.875%	12/15/07	$252,480
Real Estate Investment Trust - Diversified (.8%)
3,050,000	Vornado Realty, LP	5.625%	06/15/07	3,048,762
Real Estate Investment Trust - Health Care (1.3%)
2,600,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	2,500,173
1,585,000	Nationwide Health Properties	6.000%	05/20/15	1,579,836
925,000	Nationwide Health Properties	6.500%	07/15/11	951,493
				5,031,502
Real Estate Investment Trust - Office Property (.4%)
1,655,000	Highwoods Realty, Inc.-144A Issue (f)	5.850%	03/15/17	1,642,933
Real Estate Investment Trust - Shopping Center (.4%)
1,620,000	Equity One, Inc. (o)	6.250%	01/15/17	1,658,613
Special Services (1.4%)
3,140,000	ERAC USA Finance Company-144A Issue (f)	5.900%	11/15/15	3,203,453
2,245,000	Western Union Company	5.930%	10/01/16	2,249,827
				5,453,280
Health Care (1.9%)
Drugs (.5%)
1,895,000	Hospira, Inc.	6.050%	03/30/17	1,893,512
Managed Care (.6%)
2,160,000	Coventry Health Care, Inc.	5.950%	03/15/17	2,148,399
Medical Products/Supplies (.8%)
1,255,000	Laboratory Corporation of America	5.500%	02/01/13	1,229,232
1,645,000	Laboratory Corporation of America	5.625%	12/15/15	1,626,499
				2,855,731
Technology (.7%)
Computer Services & Software (.7%)
2,850,000	Intuit, Inc.	5.750%	03/15/17	2,811,716
Utilities (1.6%)
Electric Companies (1.6%)
2,775,000	MidAmerican Energy Holdings Company	6.125%	04/01/36	2,769,000
2,700,000	Oncor Electric Delivery	7.000%	09/01/22	2,892,440
525,000	Pennsylvania Electric Company	5.125%	04/01/14	510,732
				6,172,172
	Total corporate obligations (cost: $236,992,288)			235,461,234
	Total long-term debt securities (cost: $369,730,397)			367,706,278

See accompanying Notes to Investment in Securities.

7

		Market
Shares		Value(a)
Preferred Stocks (.9%)
Financial (.9%)
Real Estate Investment Trust - Diversified (.5%)
70,000	PS Business Parks, Inc.	$1,761,200
Real Estate Investment Trust - Self Storage (.4%)
65,000	Public Storage, Inc. (o)	1,593,800
Total preferred stocks (cost: $3,375,000)		3,355,000

Principal		Coupon	Maturity
Securities Lending Collateral (20.2%)
Commercial Paper (10.7%)
$1,132,257	Amstel Funding Corporation	5.319%	04/17/07	1,129,777
1,363,561	Atomium Funding Corporation (d)	5.322%	04/02/07	1,363,561
2,264,514	Bear Stearns Company, Inc.	5.507%	08/22/07	2,264,513
1,545,692	Buckingham CDO II, LLC	5.315%	04/09/07	1,544,116
485,253	Cairn High Grade I, LLC	5.317%	06/07/07	480,589
3,396,770	Cairn High Grade I, LLC	5.331%	06/21/07	3,357,232
475,548	Cedar Springs Capital Company (d)	5.334%	04/23/07	474,093
1,294,008	Cedar Springs Capital Company (d)	5.341%	04/10/07	1,292,494
323,502	Charta, LLC (d)	5.307%	04/02/07	323,502
2,135,113	Cheyne Finance, LLC	5.313%	05/10/07	2,123,306
1,686,416	Deer Valley Funding, LLC	5.306%	04/05/07	1,685,674
355,852	Deer Valley Funding, LLC	5.358%	04/02/07	355,852
1,294,008	German Residential Funding (d)	5.325%	05/22/07	1,284,587
1,941,012	German Residential Funding (d)	5.370%	08/22/07	1,941,012
610,772	Hudson-Thames, LLC	5.311%	04/09/07	610,149
499,164	Hudson-Thames, LLC	5.322%	04/04/07	499,019
3,882,023	Keel Capital, Inc.	5.311%	04/12/07	3,876,355
161,751	Kestrel Funding US, LLC	5.310%	05/10/07	160,856
1,317,623	KLIO Funding Corporation	5.301%	04/10/07	1,316,082
970,506	Liquid Funding Corporation	5.303%	04/05/07	970,079
970,506	North Sea Funding, Inc.	5.327%	04/25/07	967,255
3,882,023	Stanfield Victoria Funding	5.317%	04/25/07	3,869,018
1,617,510	Tasman Funding, Inc.	5.303%	04/04/07	1,617,041
2,264,514	Unicredito Italiano Bank Ireland (d)	5.312%	05/03/07	2,254,301
3,882,023	Versailles CDS, LLC (d)	5.300%	04/02/07	3,882,023
331,589	Versailles CDS, LLC (d)	5.317%	04/16/07	330,913
641,504	White Pine Finance, LLC	5.306%	04/23/07	639,541
				40,612,940

See accompanying Notes to Investment in Securities.

8

				Market
Principal		Coupon	Maturity	Value(a)
Securities Lending Collateral—continued
Corporate Notes (5.8%)
$2,264,514	American General Finance-144A Issue (c) (f)	5.373%	03/14/08	$2,264,808
1,860,136	Bear Stearns Company, Inc.	5.561%	10/03/07	1,861,159
2,102,763	Cheyne Finance, LLC	5.341%	02/25/08	2,102,153
2,911,518	Genworth Financial Company	5.400%	06/18/07	2,911,517
1,617,510	Goldman Sachs Group, Inc.	5.458%	05/11/07	1,617,623
2,911,518	Liquid Funding, Ltd. (c)	5.417%	04/12/07	2,911,547
1,617,510	Metropolitan Life Global Funding I-144A Issue (c) (f)	5.350%	03/06/12	1,617,736
1,617,510	Morgan Stanley (c)	5.380%	08/13/10	1,617,607
1,941,012	Pyxis Master	5.370%	08/27/07	1,941,012
1,941,012	Shiprock Finance	5.390%	04/11/08	1,941,012
1,294,008	SLM Corporation-144A Issue (c) (f)	5.320%	04/11/12	1,294,137
				22,080,311
Repurchase Agreement (3.7%)
14,091,259	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 03/30/07, rate 5.487%, due 04/02/07; proceeds $14,097,702 (Collateralized by Corporate Obligations due 02/15/09 - 11/12/49)			14,091,259
	Total securities lending collateral (cost: $76,784,510)			76,784,510

Short-Term Securities (.3%)
U.S. Treasury (.3%)
1,000,000	U.S. Treasury Note (o)	2.750%	08/15/07	991,484

Shares
Investment Companies (6.3%)
17,146,592	American Beacon Funds, current rate 5.240%	17,146,592
1,921,017	BlackRock Provident Institutional TempFund, current rate 5.208%	1,921,017
5,000,000	JPMorgan Prime Money Market Fund current rate 5.190%	5,000,000
	Total investment companies (cost: $24,067,609)	24,067,609
	Total short-term securities (cost: $25,059,316)	25,059,093
	Total investments in securities (cost: $474,949,223) (p)	$472,904,881
	Payable upon return of securities loaned (-20.2%)	(76,784,510)
	Liabilities in excess of cash and other assets (-4.2%)	(15,727,451)
	Total net assets (100%)	$380,392,920

See accompanying Notes to Investment in Securities.

9

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Financial Statements.

(b)         The Portfolio held 2.1% of net assets in foreign securities at March 31, 2007.

(c)          Variable rate security.

(d)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 3.5% of the Portfolio’s net assets at March 31, 2007.

(e)          Represents ownership in an illiquid security.  (See note 4 of the Notes to Investments in Securities.)  Information concerning the illiquid securities held at March 31, 2007, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
500 Grant Street Associates-144A Issue*	06/12/03	$1,071,746
Auburn Funding, LLC-144A Issue*	01/19/07	2,305,000
Banco Hipotecario Nacional-144A Issue*	01/08/01	56,237
Caithness Coso Funding Corporation-144A Issue*	08/01/05	1,284,241
Countryplace Manufactured Housing Contract-144A Issue*	06/29/05	1,754,843
Citigroup/Deutsche Bank Commercial Mortgage Trust-144A Issue*	03/14/07	2,625,098
Global Mortgage Securitization, Ltd.-144A Issue*	11/24/04	2,278,820
Hometown Commercial Mortgage-144A Issue*	11/28/06	2,876,405
Multi Security Asset Trust-144A Issue*	02/24/05	1,542,476
Multi Security Asset Trust-144A Issue*	02/24/05	1,521,239
Oakwood Mortgage Investors, Inc.†	03/25/03	793,273
St. George Funding Company LLC-144A Issue*	06/12/97	2,800,935
		20,910,313

*                 A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†                  Represents a private placement security.

(f)            Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)         Interest-only security that entitles holders to receive only interest on the underlying mortgages.  The principal amount of the underlying pool represents the notional amount on which current interest is calculated.  The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets.  The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(h)         U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)             At March 31, 2007 the total cost of investments issued on a when-issued or forward commitment basis was $15,954,741.

(j)             Partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2007, securities with an aggregate market value of $400,522 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation
U.S. 2-Year Treasury Notes	June 2007	106	Long	$65,720
U.S. 5-Year Treasury Notes	June 2007	280	Long	153,913
U.S. 10-Year Treasury Notes	June 2007	301	Short	44,557
U.S. 30-Year Treasury Bonds	June 2007	166	Short	172,834
		853		$437,024

See accompanying Notes to Investments in Securities.

10

(k)          Security is in default with respect to interest payments.  Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(l)             Security pledged as collateral for when-issued purchase commitment outstanding as of March 31, 2007.

(m)       Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below the stated level, the issuer will either initiate a cleanup call or increase the stated rate.

(n)         This security is being fair-valued according to procedures approved by the Board of Directors.

(o)         Securities (or a portion of securities) on loan as of March 31, 2007.

(p)         At March 31, 2007 the cost of securities for federal income tax purposes was $475,124,852. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.	$2,908,019
Gross unrealized depreciation.	(5,127,990)
Net unrealized depreciation	$(2,219,971)

See accompanying Notes to Investments in Securities.

11

Money Market Portfolio

Investments in Securities

March 31, 2007

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Rate	Maturity	Value(a)
Commercial Paper (68.7%)
Basic Materials (10.1%)
Electrical Equipment (.8%)
1,000,000	Emerson Electric Company (c)	5.270%	04/09/07	998,835
Manufacturing (9.3%)
$3,000,000	Illinois Tool Works, Inc.	5.270%	04/19/07	$2,992,200
2,500,000	Illinois Tool Works, Inc.	5.270%	05/08/07	2,486,690
2,500,000	Minnesota Mining & Manufacturing Company	5.270%	05/29/07	2,479,177
3,000,000	Minnesota Mining & Manufacturing Company	5.280%	06/14/07	2,967,933
				10,926,000
Consumer Cyclical (16.3%)
Household Products (3.8%)
2,000,000	Procter & Gamble Company (c)	5.270%	04/12/07	1,996,810
2,500,000	Procter & Gamble Company (c)	5.270%	04/23/07	2,492,010
				4,488,820
Publishing (4.2%)
2,000,000	McGraw-Hill, Inc.	5.200%	04/26/07	1,992,778
3,000,000	McGraw-Hill, Inc.	5.280%	04/17/07	2,993,066
				4,985,844
Retail (4.9%)
2,750,000	Wal-Mart Stores, Inc. (c)	5.280%	04/03/07	2,749,208
3,000,000	Wal-Mart Stores, Inc. (c)	5.290%	04/24/07	2,990,072
				5,739,280
Special Services (3.4%)
2,000,000	Societe Generale North America, Inc.	5.270%	04/04/07	1,999,128
2,000,000	Societe Generale North America, Inc.	5.270%	05/04/07	1,990,402
				3,989,530
Consumer Staples (11.8%)
Beverage (6.7%)
3,000,000	Anheuser-Busch Companies, Inc. (c)	5.290%	05/21/07	2,978,458
3,000,000	The Coca-Cola Company (c)	5.280%	04/16/07	2,993,513
2,000,000	The Coca-Cola Company (c)	5.280%	04/27/07	1,992,489
				7,964,460
Food (5.1%)
1,000,000	Cargill, Inc. (c)	5.270%	04/12/07	998,396
2,000,000	Nestle Capital Corporation (c)	5.200%	05/14/07	1,987,578
3,000,000	Nestle Capital Corporation (c)	5.270%	04/05/07	2,998,265
				5,984,239
Energy (4.2%)
Oil & Gas (4.2%)
3,000,000	Total Capital SA (c)	5.270%	05/09/07	2,983,518

See accompanying Notes to Investments in Securities.

1

				Market
Principal		Rate	Maturity	Value(a)
Energy—continued
$2,000,000	Total Capital SA (c)	5.280%	04/10/07	$ 1,997,407
				4,980,925
Financial (12.7%)
Auto Finance (1.7%)
2,000,000	American Honda Finance Corporation	5.290%	04/25/07	1,993,040
Finance - Diversified (5.3%)
4,765,000	American Express Company (b)	5.350%	06/29/07	4,765,864
1,475,000	Avon Capital Corporation (c)	5.280%	04/09/07	1,473,286
				6,239,150
Insurance (1.7%)
2,000,000	Prudential Funding, LLC	5.260%	04/02/07	1,999,710
Investment Bankers/Brokers (4.0%)
1,500,000	Merrill Lynch & Company, Inc.	5.270%	04/13/07	1,497,385
3,250,000	Merrill Lynch & Company, Inc.	5.270%	05/07/07	3,233,132
				4,730,517
Health Care (6.4%)
Drugs (4.7%)
2,000,000	Abbott Laboratories (c)	5.260%	04/13/07	1,996,513
2,500,000	Abbott Laboratories (c)	5.270%	04/18/07	2,493,826
1,000,000	Abbott Laboratories (c)	5.280%	05/02/07	995,488
				5,485,827
Health Care - Diversified (1.7%)
2,000,000	Johnson & Johnson, Inc. (c)	5.280%	04/17/07	1,995,404
Technology (5.1%)
Computer Hardware (5.1%)
2,500,000	Hewlett-Packard Company (c)	5.270%	04/20/07	2,493,086
535,000	Hewlett-Packard Company (c)	5.280%	04/04/07	534,766
3,000,000	IBM Corporation (c)	5.280%	05/01/07	2,986,950
				6,014,802
Transportation (2.1%)
Air Freight (2.1%)
2,500,000	United Parcel Service, Inc.	5.280%	04/04/07	2,498,917
	Total commercial paper (cost: $81,015,300)			81,015,300

See accompanying Notes to Investments in Securities.

2

				Market
Principal		Rate	Maturity	Value(a)
U.S. Government Obligations (9.3%)
Discount Notes (9.3%)
$3,000,000	Federal Home Loan Mortgage Corporation	5.260%	04/30/07	$2,987,542
4,000,000	Federal National Mortgage Association	5.250%	05/14/07	3,975,538
4,000,000	Federal National Mortgage Association	5.290%	04/11/07	3,994,244
	Total U.S. government obligations (cost: $10,957,324)			10,957,324

Other Short-Term Investments (22.7%)
Asset-Backed Securities (16.6%)
2,998,922	AmeriCredit Automobile Receivables Trust	5.315%	02/06/08	2,998,922
925,686	Capital Auto Receivables Asset Trust	5.321%	02/15/08	925,686
285,410	Capital Auto Receivables Asset Trust	5.340%	12/15/07	285,411
2,579,562	CarMax Auto Owner Trust	5.311%	02/15/08	2,579,562
1,685,367	DaimlerChrysler Auto Trust-144A Issue (d)	5.329%	12/08/07	1,685,360
276,661	DaimlerChrysler Auto Trust-144A Issue (d)	5.334%	10/08/07	276,661
111,047	Ford Credit Auto Owner Trust-144A Issue (d)	5.427%	09/15/07	111,047
1,583,026	Harley-Davidson Motorcycle Trust	5.300%	02/15/08	1,583,026
1,504,673	Honda Auto Receivables Owner Trust	5.322%	03/18/08	1,504,673
895,381	Household Automotive Trust	5.362%	11/19/07	895,381
4,755,000	Santander Drive Auto Receivables Trust	5.324%	04/15/08	4,755,000
1,715,718	USAA Auto Owner Trust	5.340%	12/13/07	1,715,718
234,153	Wachovia Auto Loan Owner Trust-144A Issue (d)	5.390%	10/19/07	234,153
				19,550,600
Computer Hardware (3.2%)
1,370,000	Hewlett-Packard Company	5.500%	07/01/07	1,370,345
2,400,000	IBM Corporation (b)	5.350%	06/28/07	2,400,341
				3,770,686
Electric Companies (2.9%)
3,400,000	FPL Group Capital, Inc.	6.125%	05/15/07	3,402,640
	Total other short-term investments (cost: $26,723,926)			26,723,926
Shares
Investment Companies (3.6%)
3,750,000	American Beacon Funds, current rate 5.240%			3,750,000
571,349	Federated Money Market Obligation Trust - Prime Obligation Fund, current rate 5.209%			571,349
	Total investment companies (cost: $4,321,349)			4,321,349
	Total investments in securities (cost: $123,017,899) (e)			$123,017,899
	Liabilities in excess of cash and other assets (-4.3%)			(5,119,254)
	Total net assets (100%)			$117,898,645

See accompanying Notes to Investments in Securities.

3

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         Variable rate security.

(c)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 38.3% of the Portfolio’s net assets as of March 31, 2007.

(d)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(e)          Also represents the cost of securities for federal income tax purposes at March 31, 2007.

See accompanying Notes to Investments in Securities.

4

Mortgage Securities Portfolio

Investments in Securities

March 31, 2007

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Coupon	Maturity	Value(a)
Long-Term Debt Securities (97.1%)
U.S. Government and Agency Obligations (43.7%)
Federal Home Loan Mortgage Corporation (FHLMC) (4.2%)
$200,000	(i)	2.750%	03/15/08	$195,754
1,000,000		5.000%	06/15/31	970,854
1,295,000		5.000%	05/15/35	1,213,489
942,031		5.000%	08/01/35	911,345
771,291	(n)	5.500%	06/01/20	773,188
688,343		5.500%	10/01/20	690,036
1,177,372	(n)	5.500%	05/01/34	1,168,957
1,677,137		6.000%	11/01/33	1,698,278
430,027		6.500%	11/01/32	442,002
				8,063,903
Federal National Mortgage Association (FNMA) (34.9%)
422,349		4.500%	02/01/35	397,438
1,031,550	(c)	4.657%	07/01/35	1,028,495
1,239,893	(n)	5.000%	05/01/18	1,226,635
867,945		5.000%	10/01/20	856,255
2,739,835		5.000%	11/01/33	2,654,080
6,777,709	(n)	5.000%	03/01/34	6,560,081
710,153		5.000%	05/01/34	687,350
785,895	(c) (n)	5.172%	06/01/35	783,235
922,638	(n)	5.500%	01/01/17	927,980
856,582		5.500%	02/01/18	861,744
1,851,527	(k) (n)	5.500%	03/01/18	1,860,642
2,140,000	(h)	5.500%	04/01/18	2,144,682
1,107,955		5.500%	02/01/24	1,104,855
2,361,358	(k) (n)	5.500%	04/01/33	2,343,010
881,266	(n)	5.500%	05/01/33	874,243
467,987	(n)	5.500%	01/01/34	464,152
3,790,441		5.500%	03/01/34	3,763,182
2,760,077	(k)	5.500%	04/01/34	2,741,005
1,858,890	(n)	5.500%	04/01/34	1,842,580
289,505		5.500%	05/01/34	286,965
4,594,474	(n)	5.500%	07/01/34	4,561,735
1,469,343	(n)	5.500%	09/01/34	1,457,056
1,149,270	(n)	5.500%	10/01/34	1,139,186
1,593,965	(n)	5.500%	02/01/35	1,583,097
1,500,000	(h)	5.500%	04/01/35	1,484,063
334,650		5.500%	10/01/35	331,916
182,294		6.000%	09/01/32	185,410

See accompanying Notes to Investments in Securities.

1

				Market
Principal		Coupon	Maturity	Value(a)
U.S. Government and Agency Obligations—continued
$2,120,320		6.000%	10/01/32	$2,157,749
1,718,619		6.000%	11/01/32	1,749,322
1,868,664		6.000%	03/01/33	1,901,220
700,257		6.000%	04/01/33	708,620
528,804		6.000%	12/01/33	535,119
668,384		6.000%	08/01/34	675,120
464,345		6.000%	09/01/34	469,025
238,911		6.000%	11/01/34	241,319
2,400,091	(n)	6.000%	12/01/34	2,424,282
486,623		6.000%	11/01/36	490,240
1,445,765		6.500%	02/01/32	1,499,600
565,244	(n)	6.500%	04/01/32	582,374
260,409	(n)	6.500%	05/01/32	270,436
1,847,300		6.500%	07/01/32	1,916,645
44,603		6.500%	09/01/32	45,858
145,693		6.500%	09/01/34	149,344
118,068		6.500%	11/01/34	121,026
1,107,534		6.500%	03/01/35	1,138,678
3,155,000	(h)	6.500%	04/01/35	3,218,100
430,148		6.500%	02/01/36	439,072
803,887		6.500%	06/01/36	820,065
788,147	(n)	7.000%	09/01/31	825,025
84,829	(n)	7.000%	11/01/31	88,770
485,056		7.000%	02/01/32	509,505
91,347		7.000%	07/01/32	95,354
162,428		7.500%	04/01/31	170,989
91,562	(c)	8.331%	12/25/15	91,441
				67,485,370
Government National Mortgage Association (GNMA) (4.5%)
—	(c) (g)	0.300%	03/16/42	467,461
—	(c) (g)	0.944%	06/17/45	1,071,541
—	(c) (g)	0.870%	07/16/40	280,853
—	(c) (g)	1.157%	03/16/34	478,170
1,000,000		5.500%	03/16/32	1,004,374
2,177,650	(n)	5.500%	12/15/34	2,167,955
2,000,000	(h)	5.500%	04/01/35	1,988,750
1,335,000	(h)	6.000%	04/01/37	1,352,104
				8,811,208
Vendee Mortgage Trust (.1%)
161,921	Vendee Mortgage Trust	7.793%	02/15/25	170,035
	Total U.S. government and agency obligations (cost: $86,165,506)			84,530,516

See accompanying Notes to Investments in Securities.

2

				Market
Principal		Coupon	Maturity	Value(a)
Asset-Backed Securities (18.2%)
$605,788	ABFS Mortgage Loan Trust (l)	6.990%	12/25/31	$618,204
1,405,000	ABFS Mortgage Loan Trust (l)	7.423%	12/15/33	1,408,144
2,092,198	Associates Manufactured Housing Pass-Through Certificates	7.900%	03/15/27	2,138,483
1,195,000	Auburn Funding, LLC-144A Issue (c) (e) (m)	6.920%	01/25/12	1,153,922
1,084,398	BankAmerica Manufactured Housing Contract Trust	7.015%	01/10/28	1,096,564
5,291,000	BankAmerica Manufactured Housing Contract Trust (k)	7.800%	10/10/26	5,399,076
760,000	Capital Auto Receivables Asset Trust-144A Issue (f)	7.160%	01/15/13	769,020
350,000	Centex Home Equity (l)	5.048%	06/25/35	339,760
1,080,000	Countryplace Manufactured Housing Contract-144A Issue (c) (e)	4.800%	12/15/35	1,062,597
1,470,000	Countrywide Asset-Backed Certificates (l)	6.518%	01/25/29	1,504,939
1,300,000	Credit-Based Asset Servicing and Securitization (l)	5.109%	12/25/34	1,230,954
960,000	Credit-Based Asset Servicing and Securitization- 144A Issue (f) (l)	5.970%	10/25/36	970,958
875,000	Flagstar Home Equity Loan Trust-144A Issue (f) (l) (m)	5.997%	01/25/35	875,507
425,000	Ford Motor Credit Company-144A Issue (f)	7.260%	02/15/13	433,172
269,046	Green Tree Financial Corporation	7.950%	08/15/25	276,214
428,014	Green Tree Financial Corporation	8.300%	11/15/19	444,777
488,767	Green Tree Financial Corporation	8.400%	06/15/19	503,134
744,605	Green Tree Financial Corporation	9.000%	06/15/25	786,563
1,418,442	Green Tree Financial Corporation	9.100%	04/15/25	1,548,916
998,691	JPMorgan Mortgage Trust (c)	4.819%	07/25/35	969,615
1,805,000	JPMorgan Mortgage Acquisition Corporation (l)	6.337%	08/25/36	1,832,984
1,670,000	JPMorgan Mortgage Acquisition Corporation (l)	6.410%	07/25/36	1,709,134
255,000	Lehman XS Trust (l)	5.690%	12/25/35	255,405
53,744	Metropolitan Asset Funding, Inc.-144A Issue (f)	6.980%	05/20/12	53,584
53,495	Metropolitan Asset Funding, Inc.-144A Issue (f)	7.130%	06/20/12	53,335
729,490	Oakwood Mortgage Investors, Inc.	7.375%	08/15/27	735,678
833,606	Oakwood Mortgage Investors, Inc. (e)	8.100%	08/15/26	838,748
500,000	Origen Manufactured Housing	4.750%	08/15/21	483,939
870,000	Origen Manufactured Housing	4.970%	10/15/21	851,463
260,000	Origen Manufactured Housing	5.605%	05/15/22	259,189
1,600,000	Origen Manufactured Housing	5.910%	01/15/35	1,593,135
500,000	Origen Manufactured Housing	5.910%	01/15/37	493,628
500,000	Residential Asset Mortgage Products, Inc. (c)	5.145%	01/25/35	486,743
247,673	Residential Funding Mortgage Securities II, Inc. (l)	5.090%	07/25/33	245,035
1,724,199	Vanderbilt Mortgage Finance	7.955%	12/07/24	1,809,757
	Total asset-backed securities (cost: $35,851,673)			35,232,276

See accompanying Notes to Investments in Securities.

3

				Market
Principal		Coupon	Maturity	Value(a)
Other Mortgage-Backed Securities (35.2%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (22.4%)
$1,781,084	Banc of America Alternative Loan Trust (c)	5.574%	09/25/35	$1,732,531
810,281	Banc of America Alternative Loan Trust (c)	5.669%	11/25/35	731,624
1,177,234	Banc of America Alternative Loan Trust (c)	5.807%	01/25/36	1,142,506
243,283	Banc of America Alternative Loan Trust	6.000%	12/25/34	242,028
2,228,000	Banc of America Alternative Loan Trust	6.000%	06/25/46	2,249,019
1,050,650	Banc of America Alternative Loan Trust (c)	6.225%	05/25/46	1,007,326
2,060,464	Banc of America Funding Corporation (c) (k)	5.010%	09/20/34	2,006,963
1,420,485	Banc of America Funding Corporation	6.500%	07/20/32	1,446,031
1,581,416	Banc of America Mortgage Securities Corporation (c)	5.093%	11/25/35	1,567,763
1,177,459	Banc of America Mortgage Securities Corporation	5.750%	08/25/34	1,166,908
10,000	Banco Hipotecario Nacional-144A Issue (b) (c) (e) (j)	6.770%	03/25/11	100
425	Banco Hipotecario Nacional-144A Issue (b) (e) (j)	7.540%	05/31/17	4
50,980	Banco Hipotecario Nacional-144A Issue (b) (e) (j)	7.916%	07/25/09	510
668,714	Bear Stearns Mortgage Securities, Inc.	8.000%	11/25/29	666,043
1,218,146	BlackRock Capital Finance, LP-144A Issue (f)	7.750%	09/25/26	1,216,675
909,033	Chase Mortgage Financial Corporation	5.500%	10/25/33	890,997
500,000	CitiMortgage Alternative Loan Trust (c)	0.000%	12/25/36	473,836
509,723	Countrywide Home Loan Mortgage Pass-Through Trust (c)	3.969%	07/19/33	491,441
2,000,000	Countrywide Home Loan Mortgage Pass-Through Trust	4.150%	08/25/33	1,904,460
965,836	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	969,327
2,310,000	CSAB Mortgage-Backed Trust (l)	6.080%	09/25/36	2,324,134
770,965	Global Mortgage Securitization, Ltd.	5.250%	04/25/32	731,470
564,777	Global Mortgage Securitization, Ltd. (c)	5.398%	04/25/32	510,908
1,908,160	Global Mortgage Securitization, Ltd.-144A Issue (e)	5.250%	11/25/32	1,857,370
1,125,000	JPMorgan Alternative Loan Trust (c)	5.950%	11/25/36	1,138,197
1,455,794	JPMorgan Mortgage Trust (c)	5.668%	09/25/35	1,433,108
988,203	JPMorgan Mortgage Trust	6.192%	08/25/36	992,358
1,105,000	JPMorgan Mortgage Trust	6.500%	08/25/36	1,124,975
2,052,588	MASTR Asset Securitization Trust	5.500%	11/25/33	2,012,396
284,341	Morgan Stanley Dean Witter Capital (c)	6.522%	04/25/17	280,847
151,675	Prudential Home Mortgage Securities-144A Issue (f)	7.900%	04/28/22	148,997
31,078	Prudential Home Mortgage Securities-144A Issue (c) (f)	8.046%	09/28/24	30,820
895,697	RESI Finance, LP-144A Issue (c) (e)	6.720%	09/10/35	910,616
1,456,972	Residential Accredit Loans, Inc.	5.750%	06/25/33	1,442,149
248,568	Residential Accredit Loans, Inc.-144A Issue (f)	6.250%	03/25/14	247,607
1,065,000	Structured Adjustable Rate Mortgage Loan Trust (c)	5.400%	11/25/35	1,021,315
59,118	Structured Asset Mortgage Investments, Inc. (c)	5.930%	04/30/30	59,465

See accompanying Notes to Investments in Securities.

4

				Market
Principal		Coupon	Maturity	Value(a)
Other Mortgage-Backed Securities—continued
$907,452	Structured Asset Securities Corporation	5.250%	08/25/33	$862,323
125,816	Structured Asset Securities Corporation (l)	5.540%	11/25/32	124,950
2,000,000	Structured Asset Securities Corporation (l)	5.630%	05/25/34	1,979,850
2,700,000	Structured Asset Securities Corporation (l)	6.000%	06/25/34	2,688,157
1,576,047	Wells Fargo Mortgage-Backed Securities Trust	5.500%	02/25/34	1,545,608
				43,373,712
Commercial Mortgage-Backed Securities (12.8%)
—	Asset Securitization Corporation (e) (g)	2.392%	08/13/27	330,727
—	Asset Securitization Corporation (c) (g)	2.583%	08/13/29	498,729
700,000	Asset Securitization Corporation (c)	7.623%	02/14/43	761,995
—	Asset Securitization Corporation- 144A Issue (c) (f) (g)	1.624%	10/13/26	447,262
550,000	Banc of America Commercial Mortgage, Inc.-144A Issue (f)	4.900%	09/11/36	534,282
460,000	Banc of America Commercial Mortgage, Inc.-144A Issue (c) (f)	5.104%	12/10/42	448,977
1,000,000	Banc of America Commercial Mortgage, Inc.	5.451%	01/15/49	1,003,177
1,000,000	Banc of America Commercial Mortgage, Inc.-144A Issue (f)	6.200%	07/11/43	1,031,046
725,000	Bear Stearns Commercial Mortgage Securities, Inc.	6.500%	02/15/32	744,852
500,000	Bear Stearns Commercial Mortgage Securities, Inc.-144A Issue (c) (f)	7.495%	02/15/35	533,691
540,000	Bear Stearns Commercial Mortgage Securities, Inc.- 144A Issue (c) (f)	7.835%	02/15/35	588,942
900,000	Commercial Mortgage Pass-Through Certificates- 144A Issue (c) (f)	5.756%	02/05/19	892,928
1,180,000	DLJ Commercial Mortgage Corporation- 144A Issue (c) (f)	7.371%	06/10/31	1,291,669
2,726,000	FFCA Secured Lending Corporation-144A Issue (c) (e)	6.420%	02/18/22	2,579,673
1,290,000	FFCA Secured Lending Corporation-144A Issue (c) (e)	6.670%	02/18/22	1,209,744
356,566	GMAC Commercial Mortgage Securities (e) (m)	5.940%	07/01/13	353,892
500,000	Hilton Hotel Pool Trust-144A Issue (c) (f)	5.820%	10/03/15	504,682
1,465,000	Hilton Hotel Pool Trust-144A Issue (f)	7.653%	10/03/15	1,539,350
1,508,627	Hometown Commercial Mortgage-144A Issue (e)	5.506%	11/11/38	1,515,748
1,500,000	JPMorgan Chase Commercial Mortgage Securities Corporation-144A Issue (f)	6.221%	10/12/37	1,562,571
300,000	LB-UBS Commercial Mortgage Trust (c) (f)	4.846%	02/15/37	290,628
375,000	Morgan Stanley Dean Witter Capital-144A Issue (c) (f)	6.603%	09/15/37	391,969
—	Multi Security Asset Trust-144A Issue (c) (e) (g)	1.095%	11/28/35	704,545
990,000	Multi Security Asset Trust-144A Issue (c) (e)	5.880%	11/28/35	956,194
1,000,000	Nationslink Funding Corporation-144A Issue (f)	5.000%	08/20/30	958,076

See accompanying Notes to Investments in Securities.

5

				Market
Principal		Coupon	Maturity	Value(a)
Other Mortgage-Backed Securities—continued
$1,800,000	Nomura Asset Securities Corporation-144A Issue (f)	6.000%	03/15/30	$1,865,061
1,375,000	Wachovia Bank Commercial Mortgage Trust-144A Issue (f)	4.942%	11/15/34	1,332,386
				24,872,796
	Total other mortgage-backed securities (cost: $71,092,609)			68,246,508
	Total long-term debt securities (cost: $193,109,788)			188,009,300
Securities Lending Collateral (16.3%)
Commercial Paper (8.6%)
465,315	Amstel Funding Corporation	5.319%	04/17/07	464,296
560,373	Atomium Funding Corporation (d)	5.322%	04/02/07	560,373
930,631	Bear Stearns Company, Inc.	5.507%	08/22/07	930,631
635,222	Buckingham CDO II, LLC	5.315%	04/09/07	634,574
199,421	Cairn High Grade I, LLC	5.317%	06/07/07	197,504
1,395,946	Cairn High Grade I, LLC	5.331%	06/21/07	1,379,698
195,432	Cedar Springs Capital Company (d)	5.334%	04/23/07	194,834
531,789	Cedar Springs Capital Company (d)	5.341%	04/10/07	531,167
132,947	Charta, LLC (d)	5.307%	04/02/07	132,947
877,452	Cheyne Finance, LLC	5.313%	05/10/07	872,600
693,054	Deer Valley Funding, LLC	5.306%	04/05/07	692,749
146,242	Deer Valley Funding, LLC	5.358%	04/02/07	146,242
531,789	German Residential Funding (d)	5.325%	05/22/07	527,918
797,684	German Residential Funding (d)	5.370%	08/22/07	797,684
251,004	Hudson-Thames, LLC	5.311%	04/09/07	250,748
205,138	Hudson-Thames, LLC	5.322%	04/04/07	205,078
1,595,367	Keel Capital, Inc.	5.311%	04/12/07	1,593,038
66,474	Kestrel Funding US, LLC	5.310%	05/10/07	66,106
541,494	KLIO Funding Corporation	5.301%	04/10/07	540,861
398,842	Liquid Funding Corporation	5.303%	04/05/07	398,666
398,842	North Sea Funding, Inc.	5.327%	04/25/07	397,506
1,595,367	Stanfield Victoria Funding	5.317%	04/25/07	1,590,023
664,736	Tasman Funding, Inc.	5.303%	04/04/07	664,544
930,631	Unicredito Italiano Bank Ireland (d)	5.312%	05/03/07	926,434
1,595,367	Versailles CDS, LLC (d)	5.300%	04/02/07	1,595,367
136,271	Versailles CDS, LLC (d)	5.317%	04/16/07	135,993
263,634	White Pine Finance, LLC	5.306%	04/23/07	262,828
				16,690,409
Corporate Notes (4.7%)
930,631	American General Finance-144A Issue (c) (f)	5.373%	03/14/08	930,752
764,447	Bear Stearns Company, Inc.	5.561%	10/03/07	764,867
864,157	Cheyne Finance, LLC	5.341%	02/25/08	863,907
1,196,525	Genworth Financial Company	5.400%	06/18/07	1,196,526
664,736	Goldman Sachs Group, Inc.	5.458%	05/11/07	664,783

See accompanying Notes to Investments in Securities.

6

				Market
Principal		Coupon	Maturity	Value(a)
Securities Lending Collateral—continued
$1,196,525	Liquid Funding, Ltd. (c)	5.417%	04/12/07	$1,196,537
664,736	Metropolitan Life Global Funding I-144A Issue (c) (f)	5.350%	03/06/12	664,829
664,736	Morgan Stanley (c)	5.380%	08/13/10	664,776
797,684	Pyxis Master	5.370%	08/27/07	797,684
797,684	Shiprock Finance	5.390%	04/11/08	797,684
531,789	SLM Corporation-144A Issue (c) (f)	5.320%	04/11/12	531,842
				9,074,187
Repurchase Agreement (3.0%)
5,790,984	Morgan Stanley, Wells Fargo and Bank of New York
	Repurchase Agreement account; dated 03/30/07, rate 5.487%, due 04/02/07; proceeds $5,793,632 (Collateralized by Corporate Obligations due 02/15/09 - 11/12/49)			5,790,984
	Total securities lending collateral (cost: $31,555,580)			31,555,580
Shares
Short-Term Securities (7.8%)
Investment Companies (7.8%)
3,910,145	American Beacon Funds, current rate 5.240%			3,910,145
9,988,659	BlackRock Provident Institutional TempFund, current rate 5.208%			9,988,659
1,150,298	JPMorgan Prime Money Market Fund, current rate 5.190%			1,150,298
	Total investment companies (cost: $15,049,102)			15,049,102
	Total investments in securities (cost: $239,714,470) (o)			$234,613,982
	Payable upon return of securities loaned (-16.3%)			(31,555,580)
	Liabilities in excess of cash and other assets (-4.9%)			(9,421,704)
	Total net assets (100%)			$193,636,698

See accompanying Notes to Investments in Securities.

7

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         The Portfolio held less than .1% of net assets in foreign securities at March 31, 2007.

(c)          Variable rate security.

(d)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 2.8% of the Portfolio’s net assets at March 31, 2007.

(e)          Represents ownership in an illiquid security.  (See note 4 of the Notes to Investments in Securities.)  Information concerning the illiquid securities held at March 31, 2007, which includes cost and acquisition date(s), is as follows:

Security:	Acquisition Date(s)	Acquisition Cost
Asset Securitization Corporation†	Various	$572,963
Auburn Funding, LLC-144A Issue*	01/19/07	1,195,000
Banco Hipotecario Nacional-144A Issue*	09/06/02	747
Banco Hipotecario Nacional-144A Issue*	Various	399
Banco Hipotecario Nacional-144A Issue*	Various	48,917
Countryplace Manufactured Housing Contract-144A Issue*	06/29/05	1,079,864
FFCA Secured Lending Corporation-144A Issue*	05/14/03	2,384,398
FFCA Secured Lending Corporation-144A Issue*	05/19/03	1,086,220
Global Mortgage Securitization, Ltd.-144A Issue*	11/24/04	1,892,014
GMAC Commercial Mortgage Securities†	Various	341,649
Hometown Commercial Mortgage-144A Issue*	11/28/06	1,523,690
Multi Security Asset Trust-144A Issue*	02/24/05	1,212,884
Multi Security Asset Trust-144A Issue*	02/24/05	976,199
Oakwood Mortgage Investors, Inc.†	Various	869,657
RESI Finance, LP-144A Issue*	06/01/06	911,649
		$14,096,250

*A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†Represents a private placement security.

(f)    Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)   Interest-only security that entitles holders to receive only interest on the underlying mortgages.  The principal amount of the underlying pool represents the notional amount on which current interest is calculated.  The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets.  The rate disclosed represents the market yield based upon the current cost basis and estimate timing and amount of future cash flows.

(h)   At March 31, 2007 the total cost of investments issued on a when-issued or forward commitment basis is $10,208,574.

(i)    Partially pledged as initial margin deposit on open futures contracts.

See accompanying Notes to Investments in Securities.

8

Holdings of Open Futures Contracts

On March 31, 2007, securities with an aggregate market value of $195,754 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 5-Year Treasury Notes	June 2007	42	Short	$12,040	$—
U.S. 10-Year Treasury Notes	June 2007	14	Short	—	1,492
90-Day Eurodollar	June 2007	3	Long	—	10,177
90-Day Eurodollar	September 2007	3	Long	—	7,928
90-Day Eurodollar	December 2007	3	Long	—	5,528
90-Day Eurodollar	March 2008	3	Long	—	3,652
90-Day Eurodollar	June 2008	3	Long	—	2,302
		71		$12,040	$31,079

(j)             Security is in default with respect to interest payments.  Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(k)          Security pledged as collateral for when-issued purchase commitments outstanding as of March 31, 2007.

(l)             Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated rate.

(m)       This security is being fair-valued according to procedures approved by the Board of Directors.

(n)         Securities (or a portion of securities) on loan as of March 31, 2007.

(o)         At March 31, 2007 the cost of securities for federal income tax purposes was $239,827,963.  The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$1,326,263
Gross unrealized depreciation	(6,540,244)
Net unrealized depreciation	$(5,213,981)

See accompanying Notes to Investments in Securities.

9

Index 500 Portfolio

Investments in Securities

March 31, 2007

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (98.9%)
Basic Materials (3.0%)
Chemicals (1.3%)
10,896	Air Products and Chemicals, Inc.	$805,105
2,791	Ashland, Inc. (h)	183,090
4,180	Eastman Chemical Company	264,719
8,957	Ecolab, Inc.	385,151
46,518	EI du Pont de Nemours & Company	2,299,385
5,860	Hercules, Inc. (b)	114,504
3,891	International Flavors & Fragrances, Inc.	183,733
8,254	PPG Industries, Inc.	580,339
16,127	Praxair, Inc.	1,015,356
7,179	Rohm & Haas Company	371,297
6,577	Sigma-Aldrich Corporation	273,077
48,282	The Dow Chemical Company	2,214,213
		8,689,969
Construction (.1%)
4,802	Vulcan Materials Company	559,337
Iron and Steel (.3%)
5,177	Allegheny Technologies, Inc. (h)	552,334
15,158	Nucor Corporation	987,241
5,965	United States Steel Corporation (h)	591,549
		2,131,124
Mining (.6%)
43,770	Alcoa, Inc.	1,483,803
18,874	Freeport-McMoRan Copper & Gold, Inc.	1,249,270
22,700	Newmont Mining Corporation	953,173
		3,686,246
Paper and Forest (.7%)
5,200	Bemis Company	173,628
22,782	International Paper Company (h)	829,265
22,977	Kimberly-Clark Corporation	1,573,695
9,096	MeadWestvaco Corporation	280,520
8,898	Plum Creek Timber Company, Inc.	350,759
5,293	Temple-Inland, Inc.	$316,204
10,632	Weyerhaeuser Company (h)	794,636
		4,318,707
Capital Goods (8.6%)
Aerospace/Defense (2.2%)
20,423	General Dynamics Corporation	1,560,317
6,271	Goodrich Corporation	322,831
6,318	L-3 Communications Holdings, Inc.	552,635
17,864	Lockheed Martin Corporation	1,733,165
17,664	Northrop Grumman Corporation	1,311,022
22,460	Raytheon Company	1,178,252
8,339	Rockwell Automation, Inc.	499,256
8,493	Rockwell Collins, Inc.	568,437
39,730	The Boeing Company	3,532,394
50,125	United Technologies Corporation	3,258,125
		14,516,434
Containers - Metal/Glass (—)
5,189	Ball Corporation	237,916
Electrical Equipment (3.6%)
9,246	Cooper Industries, Ltd.	415,978
40,164	Emerson Electric Company	1,730,667
517,627	General Electric Company	18,303,291
40,266	Honeywell International, Inc.	1,854,652
7,076	Molex, Inc.	199,543
21,143	Thermo Fischer Scientific, Inc. (b) (h)	988,435
		23,492,566
Engineering/Construction (.4%)
32,508	Caterpillar, Inc.	2,179,011
4,469	Fluor Corporation	400,959
		2,579,970
Machinery (.3%)
11,419	Deere & Company	1,240,560
15,491	Ingersoll-Rand Company, Ltd. (c)	671,845

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Capital Goods—continued
5,127	Terex Corporation (b)	$367,913
		2,280,318
Manufacturing (1.9%)
36,942	3M Company	2,823,477
2,623	Cummins, Inc.	379,601
11,952	Danaher Corporation	853,970
10,282	Dover Corporation	501,864
7,359	Eaton Corporation	614,918
20,816	Illinois Tool Works, Inc.	1,074,106
9,151	ITT Corporation	551,988
8,929	Leggett & Platt, Inc.	202,421
6,162	Pall Corporation	234,156
5,828	Parker Hannifin Corporation	503,015
8,164	Sealed Air Corporation (h)	257,982
6,347	Textron, Inc.	569,961
99,528	Tyco International, Ltd. (c)	3,140,108
		11,707,567
Waste Management (.2%)
12,811	Allied Waste Industries, Inc. (b)	161,290
26,833	Waste Management, Inc.	923,324
		1,084,614
Communication Services (6.2%)
Broadcasting (1.1%)
38,993	The DIRECTV Group, Inc. (b)	899,569
24,977	Clear Channel Communications, Inc.	875,194
156,553	Comcast Corporation (b) (f) (h)	4,062,550
37,151	CBS Corporation - Class B (h)	1,136,449
		6,973,762
Computer Services & Software (.1%)
12,339	VeriSign, Inc. (b)	309,956
Publishing (—)
4,182	EW Scripps Company - Class A	186,852
Telecommunication (1.4%)
5,817	ADC Telecommunications, Inc. (b) (h)	97,377
22,819	Avaya, Inc. (b)	269,492
4,245	Ciena Corporation (b)	118,648
79,014	Corning, Inc. (b)	1,796,778
7,578	Embarq Corporation	427,020
10,630	JDS Uniphase Corporation (b) (h)	$161,895
120,327	Motorola, Inc. (h)	2,126,178
83,385	Qualcomm, Inc.	3,557,204
22,013	Tellabs, Inc. (b)	217,929
		8,772,521
Telephone (3.6%)
18,133	Alltel Corporation	1,124,246
314,314	AT&T, Inc.	12,393,401
5,606	CenturyTel, Inc.	253,335
17,051	Citizens Communications Company (h)	254,913
78,956	Qwest Communications International, Inc. (b) (h)	709,814
146,105	Sprint Nextel Corporation	2,770,151
146,476	Verizon Communications, Inc.	5,554,370
23,997	Windstream Corporation	352,516
		23,412,746
Consumer Cyclical (9.4%)
Auto (.4%)
95,265	Ford Motor Company (h)	751,641
28,471	General Motors Corporation (h)	872,351
9,956	Johnson Controls, Inc.	942,037
9,017	The Goodyear Tire & Rubber Company (b)	281,240
		2,847,269
Building Materials (.2%)
8,801	American Standard Companies, Inc.	466,629
19,712	Masco Corporation	540,109
		1,006,738
Distribution Durables (.1%)
8,536	Genuine Parts Company	418,264
3,605	WW Grainger, Inc.	278,450
		696,714
Entertainment (.1%)
17,028	International Game Technology	687,591

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
Hardware and Tools (.1%)
3,302	Black & Decker Corporation	$269,509
2,938	Snap-On, Inc.	141,318
4,172	The Stanley Works	230,962
		641,789
Home Builders (.2%)
5,958	Centex Corporation	248,925
13,743	DR Horton, Inc.	302,346
3,846	KB Home (h)	164,109
6,966	Lennar Corporation (h)	294,035
10,641	Pulte Homes, Inc. (h)	281,561
		1,290,976
Houseware (.1%)
3,980	Whirlpool Corporation (h)	337,942
Leisure (.4%)
4,495	Brunswick Corporation (h)	143,166
22,269	Carnival Corporation	1,043,525
12,965	Harley-Davidson, Inc.	761,694
8,062	Hasbro, Inc.	230,734
19,791	Mattel, Inc.	545,638
6,728	Sabre Holdings Corporation	220,342
		2,945,099
Lodging - Hotel (.5%)
9,359	Harrah’s Entertainment, Inc.	790,367
19,559	Hilton Hotels Corporation (h)	703,342
16,599	Marriott International, Inc.	812,687
10,780	Starwood Hotels & Resorts Worldwide, Inc. (h)	699,083
9,508	Wyndham Worldwide Corporation (b)	324,698
		3,330,177
Photography/Imagery (—)
14,472	Eastman Kodak Company (h)	326,488
Publishing (.8%)
3,231	Dow Jones & Company, Inc. (h)	111,373
11,815	Gannett Company, Inc.	665,066
1,956	Meredith Corporation	$112,255
7,192	New York Times Company (h)	169,084
118,103	News Corporation	2,730,541
17,867	The McGraw-Hill Companies, Inc.	1,123,477
8,947	Tribune Company (h)	287,288
		5,199,084
Retail (5.4%)
4,440	Abercrombie & Fitch Company	336,019
15,610	Amazon.com, Inc. (b)	621,122
7,487	AutoNation, Inc. (b) (h)	159,024
2,501	AutoZone, Inc. (b)	320,478
14,264	Bed Bath & Beyond, Inc. (b)	572,985
20,377	Best Buy Company, Inc. (h)	992,767
5,447	Big Lots, Inc. (b) (h)	170,382
7,143	Circuit City Stores, Inc.	132,360
22,768	Costco Wholesale Corporation	1,225,829
77,532	CVS/ Caremark Corporation (h)	2,646,943
2,977	Dillards, Inc.	97,437
15,706	Dollar General Corporation	332,182
7,592	Family Dollar Stores, Inc.	224,875
26,435	Federated Department Stores, Inc.	1,190,897
102,732	Home Depot, Inc.	3,774,374
11,325	JC Penney Company, Inc. (h)	930,462
16,461	Kohl’s Corporation (b)	1,261,077
17,216	Limited Brands, Inc. (h)	448,649
76,653	Lowe’s Companies, Inc.	2,413,803
9,562	Nike, Inc. (h)	1,016,058
11,515	Nordstrom, Inc.	609,604
13,917	Office Depot, Inc. (b)	489,043
3,717	OfficeMax, Inc.	196,035
3,140	Polo Ralph Lauren Corporation	276,791
6,815	RadioShack Corporation (h)	184,209

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
4,171	Sears Holding Corporation (b) (h)	$751,447
36,091	Staples, Inc.	932,591
43,234	Target Corporation	2,562,047
26,523	The Gap, Inc.	456,461
5,651	The Sherwin-Williams Company	373,192
6,751	Tiffany & Company (h)	307,036
22,908	TJX Companies, Inc.	617,600
50,379	Walgreen Company	2,311,892
123,787	Wal-Mart Stores, Inc. (h)	5,811,800
		34,747,471
Service (.7%)
6,811	Convergys Corporation (b)	173,067
57,195	eBay, Inc. (b)	1,896,014
10,931	IAC/InterActiveCorp (b)	412,208
23,593	Interpublic Group of Companies, Inc. (b) (h)	290,430
6,497	Monster Worldwide, Inc. (b)	307,763
8,412	Omnicom Group	861,221
8,412	Robert Half International, Inc.	311,328
		4,252,031
Textiles (.3%)
6,787	Cintas Corporation	245,011
18,586	Coach, Inc. (b)	930,229
5,461	Jones Apparel Group, Inc.	167,816
5,147	Liz Claiborne, Inc.	220,549
4,495	VF Corporation (h)	371,377
		1,934,982
Trucks and Parts (.1%)
12,497	Paccar, Inc.	917,280
Consumer Staples (9.5%)
Agriculture Products (.4%)
32,856	Archer-Daniels-Midland Company	1,205,815
27,359	Monsanto Company	1,503,651
		2,709,466
Beverage (2.0%)
38,402	Anheuser-Busch Companies, Inc.	1,937,765
3,946	Brown-Forman Corporation	$258,700
13,993	Coca-Cola Enterprises, Inc.	283,358
10,582	Constellation Brands, Inc. (b)	224,127
2,410	Molson Coors Brewing Company	228,034
6,617	Pepsi Bottling Group, Inc.	211,016
82,441	PepsiCo, Inc.	5,239,950
101,395	The Coca-Cola Company	4,866,960
		13,249,910
Entertainment (.8%)
34,841	Viacom, Inc. - Class B (b) (h)	1,432,314
103,112	Walt Disney Company	3,550,146
		4,982,460
Food (1.1%)
10,975	Campbell Soup Company	427,476
25,428	ConAgra Foods, Inc.	633,412
6,491	Dean Foods Company (b)	303,389
17,345	General Mills, Inc.	1,009,826
8,712	Hershey Company	476,198
16,352	HJ Heinz Company	770,506
12,621	Kellogg Company (h)	649,098
7,440	Kraft Foods, Inc.	235,551
6,553	McCormick & Company, Inc.	252,422
36,921	Sara Lee Corporation	624,703
31,057	Sysco Corporation	1,050,658
12,698	Tyson Foods, Inc.	246,468
10,981	Wm. Wrigley Jr. Company	559,262
		7,238,969

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Consumer Staples—continued
Household Products (.3%)
4,613	Avery Dennison Corporation	$296,431
7,584	Clorox Company	483,025
7,663	Fortune Brands, Inc.	603,998
13,973	Newell Rubbermaid, Inc.	434,420
6,632	Pactiv Corporation (b)	223,764
		2,041,638
Personal Care (2.0%)
22,203	Avon Products, Inc.	827,284
25,844	Colgate-Palmolive Company	1,726,121
158,834	Procter & Gamble Company	10,031,955
5,853	The Estee Lauder Companies, Inc.	285,919
		12,871,279
Restaurants (.8%)
7,308	Darden Restaurants, Inc.	301,017
60,580	McDonald’s Corporation	2,729,129
37,801	Starbucks Corporation (b)	1,185,439
4,379	Wendy’s International, Inc.	137,063
13,270	Yum! Brands, Inc.	766,475
		5,119,123
Retail (.4%)
35,637	Kroger Company	1,006,745
22,173	Safeway, Inc.	812,419
10,469	Supervalu, Inc.	409,024
7,076	Whole Foods Market, Inc.	317,358
		2,545,546
Service (.1%)
7,071	Apollo Group, Inc. (b)	310,417
10,924	RR Donnelley & Sons Company	399,709
		710,126
Tobacco (1.6%)
105,638	Altria Group, Inc.	9,276,073
8,611	Reynolds American, Inc. (h)	537,412
8,069	UST, Inc. (h)	467,841
		10,281,326
Energy (10.1%)
Mining (.1%)
9,163	Consol Energy, Inc.	358,548
13,315	Peabody Energy Corporation	$535,796
		894,344
Oil & Gas (8.0%)
23,278	Anadarko Petroleum Corporation	1,000,488
16,651	Apache Corporation	1,177,226
20,611	Chesapeake Energy Corporation	636,468
108,617	ChevronTexaco Corporation	8,033,313
82,760	ConocoPhillips (h)	5,656,646
22,373	Devon Energy Corporation	1,548,659
7,595	ENSCO International, Inc. (h)	413,168
12,281	EOG Resources, Inc.	876,127
286,592	Exxon Mobil Corporation	21,623,363
13,600	Hess Corporation	754,392
17,410	Marathon Oil Corporation	1,720,631
9,412	Murphy Oil Corporation	502,601
14,018	Nabors Industries, Ltd. (c) (h)	415,914
6,771	Noble Corporation	532,742
42,188	Occidental Petroleum Corporation	2,080,290
5,521	Rowan Companies, Inc. (h)	179,267
6,108	Sunoco, Inc.	430,247
14,747	Transocean, Inc.	1,204,830
30,410	Valero Energy Corporation	1,961,141
18,507	XTO Energy, Inc.	1,014,369
		51,761,882
Oil & Gas Services (1.5%)
16,120	Baker Hughes, Inc.	1,066,016
14,760	BJ Services Company	411,804
50,295	Halliburton Company (h)	1,596,363
8,819	National Oilwell Varco, Inc. (b) (h)	686,030
59,325	Schlumberger, Ltd.	4,099,357
10,036	Smith International, Inc. (h)	482,230
17,022	Weatherford International, Ltd. (h)	$767,692
		9,109,492

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Energy—continued
Pipelines (.5%)
19,055	Dynegy, Inc. (b)	176,449
35,152	El Paso Corporation	508,650
5,454	Kinder Morgan, Inc.	580,578
4,366	Questar Corporation	389,491
31,605	Spectra Energy Corporation	830,263
30,094	Williams Companies, Inc.	856,475
		3,341,906
Financial (21.8%)
Banks (6.5%)
225,125	Bank of America Corporation	11,485,878
27,282	BB&T Corporation	1,119,108
7,936	Comerica, Inc.	469,176
9,428	Commerce Bancorp, Inc. New Jersey	314,707
6,572	Compass Bancshares, Inc.	452,154
28,000	Fifth Third Bancorp	1,083,320
6,278	First Horizon National Corporation (h)	260,725
24,912	Hudson City Bancorp, Inc.	340,796
11,854	Huntington Bancshares, Inc. (h)	259,010
19,928	Key Capital Corporation	746,702
3,867	M&T Bank Corporation	447,915
12,872	Marshall & Ilsley Corporation	596,102
20,943	Mellon Financial Corporation (h)	903,481
29,824	National City Corporation (h)	1,110,944
9,533	Northern Trust Corporation	573,315
17,425	PNC Financial Services Group, Inc. (h)	1,254,077
36,834	Regions Financial Corporation	1,302,819
16,786	State Street Corporation	1,086,894
17,883	SunTrust Banks, Inc.	1,485,004
16,425	Synovus Financial Corporation	$531,184
38,053	The Bank of New York Company, Inc.	1,543,049
89,158	U.S. Bancorp	3,117,855
95,930	Wachovia Corporation	5,280,946
170,071	Wells Fargo & Company	5,855,545
5,537	Zions Bancorporation	467,987
		42,088,693
Commercial Services (.3%)
6,230	Equifax, Inc.	227,083
16,223	H&R Block, Inc.	341,332
11,776	Moody’s Corporation	730,819
17,073	Paychex, Inc.	646,554
		1,945,788
Finance - Diversified (2.9%)
60,019	American Express Company	3,385,072
12,041	Ameriprise Financial, Inc.	688,023
20,646	Capital One Financial Corporation (h)	1,557,947
9,740	CIT Group, Inc.	515,441
29,702	Countrywide Financial Corporation (h)	999,175
4,483	Federated Investors, Inc.	164,616
9,550	Janus Capital Group, Inc.	199,690
174,840	JPMorgan Chase & Company	8,458,759
10,901	Realogy Corporation (b)	322,779
20,662	SLM Corporation	845,076
1,814	The Chicago Mercantile Exchange	965,882
38,858	Western Union Company	852,933
		18,955,393
Insurance (4.9%)
16,447	ACE, Ltd. (c)	938,466
24,760	Aflac, Inc.	1,165,206
5,153	AMBAC Financial Group, Inc. (h)	445,168
130,957	American International Group, Inc.	8,802,929
15,019	AON Corporation (h)	570,121

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Financial—continued
20,567	Chubb Corporation	$1,062,697
4,907	Cigna Corporation	700,033
8,700	Cincinnati Financial Corporation	368,880
22,188	Genworth Financial, Inc. - Class A	775,249
16,117	Hartford Financial Services Group, Inc.	1,540,463
13,934	Lincoln National Corporation	944,586
22,706	Loews Corporation	1,031,533
27,825	Marsh & McLennan Companies, Inc.	814,994
6,828	MBIA, Inc. (h)	447,166
37,887	MetLife, Inc.	2,392,564
4,159	MGIC Investment Corporation (h)	245,048
13,484	Principal Financial Group	807,287
23,608	Prudential Financial, Inc.	2,130,858
5,283	Safeco Corporation	350,950
31,146	The Allstate Corporation	1,870,629
37,475	The Progressive Corporation	817,704
34,008	The Travelers Cos, Inc.	1,760,594
4,924	Torchmark Corporation	322,965
17,248	UnumProvident Corporation (h)	397,221
9,080	XL Capital, Ltd. (c)	635,237
		31,338,548
Investment Bankers/Brokers (4.8%)
246,780	Citigroup, Inc.	12,669,685
21,502	E*Trade Financial Corporation (b)	456,273
8,467	Franklin Resources, Inc.	1,023,068
20,707	Goldman Sachs Group, Inc.	4,278,687
6,683	Legg Mason, Inc.	629,605
26,482	Lehman Brothers Holdings, Inc.	1,855,594
44,515	Merrill Lynch & Company, Inc.	3,635,540
53,588	Morgan Stanley	4,220,591
13,306	T Rowe Price Group, Inc.	627,910
6,066	The Bear Stearns Companies, Inc.	912,023
51,700	The Charles Schwab Corporation	945,593
		31,254,569
Real Estate (.1%)
9,365	CB Richard Ellis Group, Inc. - Class A (b)	320,096
Real Estate Investment Trust - Apartments (.3%)
4,859	Apartment Investment & Management Company	280,316
11,105	Archstone-Smith Trust	602,779
3,997	AvalonBay Communities, Inc.	519,610
14,755	Equity Residential	711,634
		2,114,339
Real Estate Investment Trust - Diversified (.1%)
6,615	Vornado Realty Trust (h)	789,434
Real Estate Investment Trust - Hotels (.1%)
26,200	Host Hotels & Resorts, Inc.	689,322
Real Estate Investment Trust - Office Property (.1%)
6,004	Boston Properties, Inc.	704,870
Real Estate Investment Trust - Regional Mall (.2%)
11,153	Simon Property Group, Inc. (h)	1,240,771
Real Estate Investment Trust - Self Storage (.1%)
6,176	Public Storage, Inc.	584,682
Real Estate Investment Trust - Shopping Centers (.2%)
6,350	Developers Diversified Realty Corporation (h)	399,415
11,378	Kimco Realty Corporation	554,564
		953,979
Real Estate Investment Trust - Warehouse/Industrial (.1%)
12,898	ProLogis	837,467
Savings and Loans (.4%)
18,176	Sovereign Bancorp, Inc.	462,397

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Financial—continued
44,752	Washington Mutual, Inc. (h)	$1,807,086
		2,269,483
U.S. Government Obligations (.7%)
48,722	Fannie Mae	2,659,247
34,884	Freddie Mac	2,075,249
		4,734,496
Health Care (11.3%)
Biotechnology (1.0%)
58,767	Amgen, Inc. (b)	3,283,900
17,243	Biogen Idec, Inc. (b)	765,244
19,039	Celgene Corporation (b) (h)	998,786
13,262	Genzyme Corporation (b)	795,985
11,967	Medimmune, Inc. (b) (h)	435,479
2,725	Millipore Corporation (b) (h)	197,481
		6,476,875
Drugs (5.7%)
77,674	Abbott Laboratories	4,334,209
7,802	Allergan, Inc.	864,618
9,537	AmerisourceBergen Corporation	503,077
5,367	Barr Pharmaceuticals, Inc. (b)	248,760
101,655	Bristol-Myers Squibb Company	2,821,943
20,150	Cardinal Health, Inc.	1,469,942
49,663	Eli Lilly & Company	2,667,400
6,856	Express Scripts, Inc. (b)	553,416
16,000	Forest Laboratories, Inc. (b) (h)	823,040
23,383	Gilead Sciences, Inc. (b)	1,788,800
7,807	Hospira, Inc. (b)	319,306
12,242	King Pharmaceuticals, Inc. (b) (h)	240,800
14,500	Medco Health Solutions, Inc. (b)	1,051,685
109,055	Merck & Company, Inc.	4,816,959
12,320	Mylan Laboratories, Inc.	260,445
356,737	Pfizer, Inc.	9,011,177
74,889	Schering-Plough Corporation	1,910,418
5,086	Watson Pharmaceuticals, Inc. (b)	134,423
67,763	Wyeth	3,390,183
		37,210,601
Health Care - Diversified (.1%)
6,161	Laboratory Corporation of America Holdings (b) (h)	447,473
Hospital Management (—)
23,739	Tenet Healthcare Corporation (b)	152,642
Managed Care (1.4%)
25,994	Aetna, Inc.	1,138,277
7,975	Coventry Health Care, Inc. (b) (h)	446,999
8,343	Humana, Inc. (b)	484,061
3,653	Manor Care, Inc.	198,577
14,869	McKesson Corporation	870,431
68,173	UnitedHealth Group, Inc.	3,611,124
30,828	Wellpoint, Inc. (b)	2,500,151
		9,249,620
Medical Products/Supplies (3.0%)
2,727	Bausch & Lomb, Inc.	139,513
32,710	Baxter International, Inc.	1,722,836
12,312	Becton Dickinson & Company	946,670
12,328	Biomet, Inc.	523,817
59,613	Boston Scientific Corporation (b)	866,773
5,177	CR Bard, Inc.	411,623
145,681	Johnson & Johnson	8,778,737
57,967	Medtronic, Inc.	2,843,861
6,917	Patterson Companies, Inc. (b)	245,484
17,328	St. Jude Medical, Inc. (b)	651,706
15,009	Stryker Corporation	995,397
6,460	Varian Medical Systems, Inc. (b)	308,077
11,938	Zimmer Holdings, Inc. (b) (h)	1,019,625
		19,454,119

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Health Care—continued
Special Services (.1%)
7,992	Quest Diagnostics, Inc.	$398,561
Technology (13.6%)
Computer Hardware (3.6%)
4,991	Affiliated Computer Services, Inc. (b)	293,870
43,385	Apple Computer, Inc. (b)	4,030,900
114,347	Dell, Inc. (b)	2,653,994
134,725	Hewlett-Packard Company	5,407,861
75,785	International Business Machines Corporation (h)	7,143,494
4,833	Lexmark International, Inc. (b) (h)	282,537
8,958	NCR Corporation (b)	427,924
11,089	Pitney Bowes, Inc.	503,330
11,443	Sandisk Corporation (b) (h)	501,203
181,252	Sun Microsystems, Inc. (b)	1,089,325
47,768	Xerox Corporation (b)	806,802
		23,141,240
Computer Networking (2.4%)
304,040	Cisco Systems, Inc. (b)	7,762,141
10,998	Google, Inc. - Class A (b)	5,038,844
28,653	Juniper Networks, Inc. (b) (h)	563,891
61,456	Yahoo!, Inc. (b) (h)	1,922,958
		15,287,834
Computer Peripherals (.3%)
106,117	EMC Corporation Massachusetts (b)	1,469,720
18,678	Network Appliance, Inc. (b)	682,121
		2,151,841
Computer Services & Software (4.2%)
29,563	Adobe Systems, Inc. (b)	1,232,777
11,663	Autodesk, Inc. (b)	438,529
27,700	Automatic Data Processing, Inc.	1,340,680
10,267	BMC Software, Inc. (b)	316,121
20,705	CA, Inc.	536,467
9,080	Citrix Systems, Inc. (b)	290,832
7,187	Cognizant Technology Solutions Corporation (b)	634,397
8,725	Computer Sciences Corporation (b)	454,834
16,321	Compuware Corporation (b)	154,886
15,587	Electronic Arts, Inc. (b)	784,961
8,180	Fidelity National Information	371,863
9,823	IMS Health, Inc.	291,350
433,770	Microsoft Corporation	12,089,170
17,064	Novell, Inc. (b)	123,202
200,861	Oracle Corporation (b) (h)	3,641,610
46,540	Symantec Corporation (b)	805,142
192,066	Time Warner, Inc.	3,787,542
17,379	Unisys Corporation (b) (h)	146,505
		27,440,868
Electrical Instruments (.1%)
9,233	Jabil Circuit, Inc.	197,679
26,681	Sanmina-SCI Corporation (b)	96,585
45,507	Solectron Corporation (b)	143,347
		437,611
Electrical Instruments (.3%)
20,318	Agilent Technologies, Inc. (b)	684,514
9,206	Applera Corporation - Applied Biosystems Group	272,221
3,341	Harman International Industries, Inc.	321,003
6,059	PerkinElmer, Inc.	146,749
4,067	Tektronix, Inc.	114,527
5,115	Waters Corporation (b)	296,670
		1,835,684
Electronic Components - Semiconductor (2.3%)
27,896	Advanced Micro Devices, Inc. (b) (h)	364,322
17,947	Altera Corporation (b)	358,760
16,798	Analog Devices, Inc. (h)	579,363
70,315	Applied Materials, Inc. (h)	1,288,171

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Technology—continued
23,736	Broadcom Corporation (b)	$761,213
290,296	Intel Corporation	5,553,362
10,024	KLA-Tencor Corporation	534,480
15,066	Linear Technology Corporation	475,935
30,791	LSI Logic Corporation (b) (h)	321,458
16,142	Maxim Integrated Products, Inc.	474,575
37,994	Micron Technology, Inc. (b)	458,967
14,276	National Semiconductor Corporation	344,622
6,330	Novellus Systems, Inc. (b) (h)	202,687
17,897	NVIDIA Corporation (b) (h)	515,076
10,669	PMC - Sierra, Inc. (b) (h)	74,790
7,968	QLogic Corporation (b)	135,456
9,550	Teradyne, Inc. (b)	157,957
72,658	Texas Instruments, Inc.	2,187,006
16,705	Xilinx, Inc. (h)	429,820
		15,218,020
Service - Data Processing (.4%)
25,895	Electronic Data Systems Corporation	716,774
37,903	First Data Corporation	1,019,591
8,587	Fiserv, Inc. (b)	455,626
17,244	Intuit, Inc. (b)	471,796
		2,663,787
Transportation (1.8%)
Air Freight (.9%)
8,700	CH Robinson Worldwide, Inc.	415,425
15,460	FedEx Corporation	1,660,868
53,683	United Parcel Service, Inc. (h)	3,763,178
		5,839,471
Airlines (.1%)
39,687	Southwest Airlines Company	583,399
Railroads (.8%)
18,069	Burlington Northern Santa Fe Corporation	1,453,290
21,987	CSX Corporation	880,579
19,983	Norfolk Southern Corporation	1,011,140
13,616	Union Pacific Corporation	1,382,705
		4,727,714
Trucking (—)
3,029	Ryder System, Inc.	149,451
Utilities (3.6%)
Electric Companies (3.4%)
8,271	Allegheny Energy, Inc. (b)	406,437
10,388	Ameren Corporation (h)	522,517
19,967	American Electric Power Company, Inc.	973,391
16,111	Centerpoint Energy, Inc. (h)	289,031
11,210	CMS Energy Corporation (h)	199,538
12,958	Consolidated Edison, Inc.	661,636
9,151	Constellation Energy Group, Inc.	795,679
17,566	Dominion Resources, Inc. (h)	1,559,334
8,916	DTE Energy Company (h)	427,076
63,280	Duke Energy Corporation	1,283,951
16,400	Edison International	805,732
9,983	Entergy Corporation	1,047,416
33,734	Exelon Corporation	2,317,863
16,068	FirstEnergy Corporation (h)	1,064,344
20,416	FPL Group, Inc. (h)	1,248,847
3,806	Integrys Energy Group, Inc.	211,271
13,782	NiSource, Inc.	336,832
17,637	PG&E Corporation	851,338
5,053	Pinnacle West Capital Corporation	243,807
19,402	PPL Corporation	793,542
12,926	Progress Energy, Inc.	651,988
12,724	Public Service Enterprise Group, Inc.	1,056,601
10,537	TECO Energy, Inc.	181,342

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Utilities—continued
33,433	The AES Corporation (b)	$719,478
37,668	The Southern Company (h)	1,380,532
23,117	TXU Corporation	1,481,800
20,525	Xcel Energy, Inc.	506,762
		22,018,085
Natural Gas (.2%)
8,805	KeySpan Corporation	362,326
2,243	Nicor, Inc.	108,606
13,232	Sempra Energy	807,284
		1,278,216
Total common stocks (Cost: $301,321,555)		639,944,745

See accompanying Notes to Investments in Securities.

				Market
Principal		Rate	Maturity	Value(a)
Securities Lending Collateral (11.6%)
Commercial Paper (6.2%)
$ 1,109,079	Amstel Funding Corporation	5.319%	04/17/07	$1,106,650
1,335,647	Atomium Funding Corporation (e)	5.322%	04/02/07	1,335,647
2,218,157	Bear Stearns Company, Inc.	5.507%	08/22/07	2,218,157
1,514,051	Buckingham CDO II, LLC	5.315%	04/09/07	1,512,507
475,319	Cairn High Grade I, LLC	5.317%	06/07/07	470,752
3,327,236	Cairn High Grade I, LLC	5.331%	06/21/07	3,288,507
465,813	Cedar Springs Capital Company (e)	5.334%	04/23/07	464,388
1,267,518	Cedar Springs Capital Company (e)	5.341%	04/10/07	1,266,035
316,880	Charta, LLC (e)	5.307%	04/02/07	316,880
2,091,405	Cheyne Finance, LLC	5.313%	05/10/07	2,079,840
1,651,893	Deer Valley Funding, LLC	5.306%	04/05/07	1,651,166
348,568	Deer Valley Funding, LLC	5.358%	04/02/07	348,568
1,267,518	German Residential Funding (e)	5.325%	05/22/07	1,258,291
1,901,277	German Residential Funding (e)	5.370%	08/22/07	1,901,277
598,269	Hudson-Thames, LLC	5.311%	04/09/07	597,658
488,945	Hudson-Thames, LLC	5.322%	04/04/07	488,803
3,802,555	Keel Capital, Inc.	5.311%	04/12/07	3,797,003
158,440	Kestrel Funding US, LLC	5.310%	05/10/07	157,564
1,290,650	KLIO Funding Corporation	5.301%	04/10/07	1,289,140
950,639	Liquid Funding Corporation	5.303%	04/05/07	950,220
950,639	North Sea Funding, Inc.	5.327%	04/25/07	947,454
3,802,555	Stanfield Victoria Funding	5.317%	04/25/07	3,789,816
1,584,398	Tasman Funding, Inc.	5.303%	04/04/07	1,583,938
2,218,157	Unicredito Italiano Bank Ireland (e)	5.312%	05/03/07	2,208,153
3,802,555	Versailles CDS, LLC (e)	5.300%	04/02/07	3,802,555
324,802	Versailles CDS, LLC (e)	5.317%	04/16/07	324,139
628,372	White Pine Finance, LLC	5.306%	04/23/07	626,449
				39,781,557
Corporate Notes (3.3%)
2,218,157	American General Finance-144A Issue (d) (g)	5.373%	03/14/08	2,218,445
1,822,058	Bear Stearns Company, Inc.	5.561%	10/03/07	1,823,060
2,059,717	Cheyne Finance, LLC	5.341%	02/25/08	2,059,120
2,851,916	Genworth Financial Company	5.400%	06/18/07	2,851,916
1,584,398	Goldman Sachs Group, Inc.	5.458%	05/11/07	1,584,509
2,851,916	Liquid Funding, Ltd. (d)	5.417%	04/12/07	2,851,945
1,584,398	Metropolitan Life Global Funding I-144A Issue (d) (g)	5.350%	03/06/12	1,584,620
1,584,398	Morgan Stanley (d)	5.380%	08/13/10	1,584,493
1,901,277	Pyxis Master	5.370%	08/27/07	1,901,277
1,901,277	Shiprock Finance	5.390%	04/11/08	1,901,277
1,267,518	SLM Corporation-144A Issue (d) (g)	5.320%	04/11/12	1,267,645
				21,628,307

See accompanying Notes to Investments in Securities.

		Market
Principal		Value(a)
Securities Lending Collateral—continued
Repurchase Agreement (2.1%)
$ 13,802,799	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 03/30/07, rate 5.487% due 04/02/07; proceeds $13,809,110 (Collateralized by Corporate Obligations due 02/15/09 - 11/12/49)	$13,802,799
	Total securities lending collateral (cost: $75,212,663)	75,212,663

Shares
Short-Term Securities (.7%)
Investment Companies (.7%)
4,000,000	American Beacon Funds, current rate 5.240%	4,000,000
706,744	Federated Money Market Obligation Trust-Prime Obligation Fund, current rate 5.209%	706,743
	Total investment companies (cost: $4,706,743)	4,706,743
	Total investments in securities (cost: $381,240,961) (i)	$719,864,151
	Payable upon return of securities loaned (-11.6%)	(75,212,663)
	Cash and other assets in excess of liabilities (.4%)	2,311,002
	Total net assets (100%)	$646,962,490

See accompanying Notes to Investments in Securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         Non-income producing.

(c)          The Portfolio held 0.9% of net assets in foreign securities at March 31, 2007.

(d)         Variable rate security.

(e)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 2.0% of the Portfolio’s net assets at March 31, 2007.

(f)            Partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2007, securities with an aggregate market value of $973,125 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation

S&P 500® EMINI	June 2007	92	Long	$148,994

(g)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(h)         Securities (or a portion of securities) on loan as of March 31, 2007.

(i)             At March 31, 2007 the cost of securities for federal income tax purposes was $385,437,638. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$349,675,102
Gross unrealized depreciation	(15,248,589)
Net unrealized appreciation	$334,426,513

See accompanying Notes to Investments in Securities.

Maturing Government Bond 2010 Portfolio

Investments in Securities

March 31, 2007

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Rate	Maturity	Value(a)
Long-Term Debt Securities (94.9%)
U.S. Government and Agency Obligations (94.9%)
$717,000	Federal National Mortgage Association Strip (b)	4.851%	05/15/11	$593,618
719,000	Federal National Mortgage Association Strip (b)	6.084%	11/29/09	633,842
412,000	Financing Corporation Strip (b)	5.563%	11/02/10	347,966
1,000,000	Financing Corporation Strip (b)	5.655%	04/05/11	830,620
350,000	Government Trust Certificate (b)	9.420%	05/15/10	302,483
132,000	Government Trust Certificate (b)	9.520%	05/15/10	114,079
524,000	Government Trust Certificate (b)	9.560%	11/15/10	442,703
475,000	Tennessee Valley Authority (b)	8.700%	04/15/10	411,737
480,000	U.S. Treasury Strip (b)	4.902%	02/15/11	404,683
	Total U.S. government and agency obligations (cost: $3,930,561)			4,081,731
	Total long-term debt securities (cost: $3,930,561)			4,081,731

Shares
Short-Term Security (5.4%)
Investment Company (5.4%)
234,234	BlackRock Provident Institutional TempFund, current rate 5.208%	234,234
	Total investment company (cost: $234,234)	234,234
	Total investments in securities (cost: $4,164,795)(c)	$4,315,965
	Liabilities in excess of cash and other assets (-.3%)	(14,938)
	Total net assets (100%)	$4,301,027

See accompanying Notes to Investments in Securities.

1

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         For zero coupon issues (strips) the interest rate represents the yield to maturity at March 31, 2007.

(c)          Also represents the cost of securities for federal income tax purposes at March 31, 2007.

See accompanying Notes to Investments in Securities.

2

International Bond Portfolio

Investments in Securities

March 31, 2007

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal(b)		Coupon	Maturity	Value(a)
Long-Term Debt Securities (96.9%)
Australia (5.5%)
Government (5.5%)
1,760,000	New South Wales Treasury (AUD)	6.000%	05/01/12	$1,398,061
690,000	New South Wales Treasury (AUD)	7.000%	12/01/10	569,003
2,050,000	Queensland Treasury Corporation (AUD)	6.000%	06/14/11	1,636,936
				3,604,000
Austria (4.3%)
Government (4.3%)
2,110,000	Republic of Austria (EUR)	5.500%	10/20/07	2,829,014
Belgium (4.7%)
Government (4.7%)
2,401,000	Kingdom of Belgium (EUR)	3.750%	09/28/15	3,117,704
Canada (.3%)
Government (.3%)
181,000	Canadian Government Bond (CAD)	5.750%	06/01/33	195,612
Denmark (4.3%)
Government (4.3%)
2,180,000	Kingdom of Denmark (EUR)	3.125%	10/15/09	2,842,406
France (7.2%)
Government (7.2%)
524,000	France Government Bond (EUR)	4.250%	04/25/19	703,544
820,000	France Government Bond (EUR)	4.750%	04/25/35	1,171,106
1,200,000	France Government Bond (EUR)	5.000%	10/25/16	1,708,559
930,000	French Treasury Note BTAN (EUR)	3.000%	01/12/10	1,205,144
				4,788,353
Germany (3.9%)
Government (3.9%)
1,510,000	Bundesschatzanweisungen (EUR)	3.000%	03/14/08	1,990,687
448,000	Deutsche Bundesrepublik (EUR)	4.500%	01/04/13	610,377
				2,601,064
Greece (4.7%)
Electric Companies (.2%)
80,000	Public Power Corporation (EUR)	4.500%	03/12/09	106,722
Government (4.5%)
2,350,000	Hellenic Republic Government Bond (EUR)	3.600%	07/20/16	2,968,586
				3,075,308
Ireland (4.2%)
Government (4.2%)
2,130,000	Ireland Government Bond (EUR)	3.250%	04/18/09	2,792,008

See accompanying Notes to Investments in Securities.

1

				Market
Principal(b)		Coupon	Maturity	Value(a)
Italy (2.4%)
Government (2.4%)
1,200,000	Buoni Poliennali del Tesoro (EUR)	3.500%	09/15/08	$1,586,124
Japan (23.1%)
Government (23.1%)
467,000,000	Japan Government Bond (JPY)	0.700%	10/15/08	3,953,997
359,000,000	Japan Government Bond (JPY)	0.800%	01/15/09	3,042,683
451,000,000	Japan Government Bond (JPY)	0.800%	12/20/10	3,784,714
180,000,000	Japan Government Bond (JPY)	1.000%	09/20/10	1,522,986
170,000,000	Japan Government Bond (JPY)	1.200%	09/20/11	1,443,719
47,000,000	Japan Government Bond (JPY)	2.100%	12/20/26	399,458
130,000,000	Japan Government Bond (JPY)	2.500%	06/20/36	1,140,379
				15,287,936
Netherlands (3.7%)
Government (3.7%)
1,948,000	Netherlands Government Bond (EUR)	4.000%	01/15/37	2,473,759
Norway (2.9%)
Finance - Diversified (2.9%)
220,000,000	Eksportfinans AS (JPY)	1.800%	06/21/10	1,910,321
Poland (1.0%)
Government (1.0%)
1,870,000	Poland Government Bond (PLN)	5.750%	03/24/10	662,184
Portugal (4.6%)
Government (4.6%)
2,300,000	Portugal Obrigacoes do Tesouro OT (EUR)	3.250%	07/15/08	3,029,386
Spain (4.0%)
Government (4.0%)
1,400,000	Spain Government Bond (EUR)	4.200%	01/31/37	1,831,209
600,000	Spain Government Bond (EUR)	6.000%	01/31/08	810,856
				2,642,065
Supranational (2.1%)
Supra National Bank (2.1%)
1,130,000	European Investment Bank (EUR)	3.125%	10/15/15	1,396,303
Sweden (4.6%)
Government (4.6%)
2,270,000	Kingdom of Sweden (EUR)	5.000%	01/28/09	3,070,289
United Kingdom (7.6%)
Government (7.6%)
643,000	United Kingdom Gilt (GBP)	4.250%	06/07/32	1,213,981
1,140,000	United Kingdom Gilt (GBP)	4.750%	09/07/15	2,194,245
825,000	United Kingdom Gilt (GBP)	4.750%	03/07/20	1,605,734
				5,013,960

See accompanying Notes to Investments in Securities.

2

				Market
Principal(b)		Coupon	Maturity	Value(a)
United States (1.8%)
U.S. Treasury (1.8%)
$1,200,000	U.S. Treasury Note	3.625%	06/30/07	$1,195,734
	Total long-term debt securities (cost: $62,603,482)			64,113,530

Shares
Short-Term Security (2.2%)
Investment Company (2.2%)
1,464,625	Dreyfus Cash Management, current rate 5.160%	1,464,625
	Total investment company (cost: $1,464,625)	1,464,625
	Total investments in securities (cost: $64,068,107) (c)	$65,578,155
	Cash and other assets in excess of liabilities (.9%)	612,902
	Total net assets (100%)	$66,191,057

See accompanying Notes to Investments in Securities.

3

Forward Foreign Currency Contracts

On March 31, 2007, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements.  The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
04/02/07	1,442,568	EUR	226,771,630	JPY	$532	$—
04/02/07	1,931,615	USD	1,448,422	EUR	—	3,620
04/10/07	9,028,564	AUD	5,381,850	EUR	—	108,307
04/10/07	4,890,627	AUD	2,923,967	EUR	—	51,934
04/10/07	5,668,812	EUR	9,365,728	AUD	7,026	—
04/13/07	2,301,661	EUR	20,958,922	SEK	—	74,512
04/13/07	20,958,922	SEK	2,300,650	EUR	73,164	—
04/17/07	3,691,640	EUR	4,860,875	USD	—	67,909
04/17/07	5,390,655	EUR	6,983,594	USD	—	213,580
04/17/07	1,081,848	EUR	1,407,949	USD	—	36,448
04/17/07	1,447,553	EUR	1,931,615	USD	—	1,043
04/17/07	1,371,344	USD	1,037,522	EUR	13,872	—
04/17/07	3,018,455	USD	2,293,389	EUR	43,495	—
04/17/07	11,852,380	USD	9,059,375	EUR	242,976	—
04/24/07	1,135,165	EUR	16,794,423	MXN	4,790	—
04/24/07	16,794,423	MXN	1,165,635	EUR	35,939	—
05/02/07	2,642,744	EUR	21,570,000	NOK	50,485	—
05/02/07	2,586,505	EUR	20,960,000	NOK	24,309	—
05/02/07	2,443,788	EUR	19,870,000	NOK	34,028	—
05/02/07	20,960,000	NOK	2,580,169	EUR	—	32,786
05/08/07	970,841	EUR	14,250,000	MXN	—	8,285
05/08/07	14,250,000	MXN	954,262	EUR	—	13,902
06/15/07	4,279,504	EUR	2,934,670	GBP	36,101	—
06/15/07	2,501,672	GBP	3,649,540	EUR	—	28,820
06/20/07	10,799,002	EUR	1,650,519,437	JPY	—	310,276
06/20/07	1,047,869	EUR	160,529,583	JPY	—	26,903
06/20/07	180,089,384	JPY	1,160,370	EUR	9,836	—
06/20/07	226,771,630	JPY	1,452,808	EUR	1,193	—
06/20/07	663,528,893	JPY	4,332,882	EUR	113,410	—
					$691,156	$978,325

Forward Foreign Currency Contracts – Currency Legend
AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Sterling Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

See accompanying Notes to Investments in Securities.

4

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	At March 31, 2007 the cost of securities for federal income tax purposes was $64,128,182. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$1,565,633
Gross unrealized depreciation	(115,660)
Net unrealized appreciation.	$1,449,973

See accompanying Notes to Investments in Securities.

5

Index 400 Mid-Cap Portfolio

Investments in Securities

March 31, 2007

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (96.0%)
Basic Materials (6.6%)
Chemicals (3.3%)
10,102	Airgas, Inc.	$425,799
10,158	Albemarle Corporation	419,932
8,273	Cabot Corporation	394,870
31,003	Chemtura Corporation	338,865
5,411	Cytec Industries, Inc.	304,315
5,547	Ferro Corporation	119,871
4,927	FMC Corporation	371,644
8,893	Lubrizol Corporation (h)	458,256
27,558	Lyondell Chemical Company	825,913
2,398	Minerals Technologies, Inc.	149,060
9,450	Olin Corporation	160,083
15,382	RPM International, Inc. (h)	355,324
6,014	Sensient Technologies Corporation	155,041
5,616	The Scotts Miracle-Gro Company (h)	247,272
13,138	Valspar Corporation	365,630
		5,091,875
Construction (.8%)
6,347	Florida Rock Industries, Inc.	427,090
5,794	Martin Marietta Materials, Inc.	783,349
		1,210,439
Iron and Steel (.3%)
11,219	Steel Dynamics, Inc.	484,661
Manufacturing (.1%)
3,844	Mine Safety Appliances Company	161,679
Metal Fabrication (.6%)
15,201	Commercial Metals Company	476,551
8,290	Reliance Steel & Aluminum	401,236
		877,787
Oil & Gas Services (.3%)
10,705	Cimarex Energy Company	396,299
Paper and Forest (1.2%)
7,227	Bowater, Inc. (h)	172,147
5,758	Glatfelter	85,852
13,417	Louisiana-Pacific Corporation	269,145
10,522	Packaging Corporation of America	256,737
5,001	Potlatch Corporation	228,946
9,932	Rayonier, Inc.	427,076
12,795	Sonoco Products Company	480,836
		1,920,739
Capital Goods (9.3%)
Aerospace/Defense (.1%)
853	Sequa Corporation (b)	102,164
Electrical Equipment (.6%)
7,217	Energizer Holdings, Inc. (b)	615,827
7,711	Hubbell, Inc.	371,979
		987,806
Engineering/Construction (1.4%)
5,228	Dycom Industries, Inc. (b)	136,242
4,356	Granite Construction, Inc.	240,713
15,212	Jacobs Engineering Group, Inc. (b)	709,640
14,071	Joy Global, Inc.	603,646
15,215	Quanta Services, Inc. (b) (h)	383,722
		2,073,963
Hardware and Tools (.2%)
4,968	Kennametal, Inc.	335,886
Machinery (.9%)
11,745	AGCO Corporation (b)	434,213
8,570	Graco, Inc.	335,601
5,504	Lincoln Electric Holdings, Inc.	327,818
8,865	Zebra Technologies Corporation (b)	342,278
		1,439,910
Manufacturing (3.5%)
13,656	Ametek, Inc.	471,678
7,740	Carlisle Companies, Inc.	332,278
6,545	Crane Company	264,549

See accompanying Notes to Investments in Securities.

1

		Market
Shares		Value(a)
Capital Goods—continued
8,861	Donaldson Company, Inc.	$319,882
6,127	Federal Signal Corporation	95,091
7,232	Flowserve Corporation	413,598
10,806	Harsco Corporation	484,757
3,007	Lancaster Colony Corporation	132,879
4,331	Nordson Corporation	201,218
12,845	Pentair, Inc.	400,250
11,305	Roper Industries, Inc.	620,418
7,678	SPX Corporation	538,996
5,030	Teleflex, Inc.	342,392
6,237	The Brink’s Company	395,738
10,285	Trinity Industries, Inc.	431,147
		5,444,871
Metal Fabrication (1.6%)
17,633	Precision Castparts Corporation	1,834,714
12,113	Timken Company (h)	367,145
8,959	Worthington Industries, Inc. (h)	184,376
		2,386,235
Trucks and Parts (.3%)
9,507	Oshkosh Truck Corporation	503,871
Waste Management (.7%)
21,668	Republic Services, Inc.	602,790
5,699	Stericycle, Inc. (b)	464,468
		1,067,258
Communication Services (2.3%)
Communications Equipment (.1%)
8,330	Neustar, Inc. - Class A (b)	236,905
Electrical Defense (.2%)
5,211	DRS Technologies, Inc.	271,858
Telecommunication (1.4%)
7,933	Adtran, Inc. (h)	193,169
20,137	Andrew Corporation (b)	213,251
7,704	CommScope, Inc. (b) (h)	330,502
17,243	Harris Corporation	878,531
6,158	Plantronics, Inc.	145,452
16,743	Powerwave Technologies, Inc. (b) (h)	95,268
24,813	RF Micro Devices, Inc. (b) (h)	154,585
13,674	UTStarcom, Inc. (b) (h)	113,357
		2,124,115
Telephone (.6%)
31,824	Cincinnati Bell, Inc. (b) (h)	149,573
13,386	Telephone & Data Systems, Inc.	798,073
		947,646
Consumer Cyclical (14.1%)
Auto (.9%)
9,171	ArvinMeritor, Inc. (h)	167,371
1,397	Bandag, Inc.	70,814
7,455	BorgWarner, Inc.	562,256
9,823	Lear Corporation (b)	358,638
4,224	Modine Manufacturing Company	96,730
4,513	Thor Industries, Inc.	177,767
		1,433,576
Distribution Durables (1.0%)
7,792	CDW Corporation	478,662
16,139	Fastenal Company	565,672
6,876	MSC Industrial Direct Company	320,972
7,003	Tech Data Corporation (b) (h)	250,777
		1,616,083
Entertainment (.4%)
4,598	International Speedway Corporation	237,717
6,707	Macrovision Corporation (b)	168,010
7,775	Netflix, Inc. (b) (h)	180,302
		586,029
Home Builders (.7%)
5,035	Beazer Homes USA, Inc. (h)	146,166
4,702	Hovnanian Enterprises, Inc. (b) (h)	118,302

See accompanying Notes to Investments in Securities.

2

		Market
Shares		Value(a)
Consumer Cyclical—continued
4,480	MDC Holdings, Inc.	$215,353
5,474	Ryland Group, Inc.	230,948
16,307	Toll Brothers, Inc. (b)	446,486
		1,157,255
Houseware (.1%)
6,215	Furniture Brands International, Inc. (h)	98,073
Leisure (.1%)
7,995	Callaway Golf Company	126,001
Lodging - Hotel (.2%)
5,493	Boyd Gaming Corporation	261,686
Office Equipment (.4%)
8,293	Herman Miller, Inc.	277,733
6,161	HNI Corporation	282,975
		560,708
Publishing (.9%)
11,317	Belo Corporation	211,288
5,686	John Wiley & Sons, Inc. Class A	214,703
5,921	Lee Enterprises, Inc.	177,926
3,102	Media General, Inc.	118,372
3,334	Scholastic Corporation (b)	103,687
797	The Washington Post Company	608,510
		1,434,486
Retail (7.0%)
5,994	99 Cents Only Stores (b)	88,292
13,588	Advance Auto Parts, Inc.	523,817
6,760	Aeropostale, Inc. (b)	271,955
25,804	American Eagle Outfitters, Inc.	773,862
7,309	American Greetings Corporation	169,642
9,235	AnnTaylor Stores Corporation (b)	358,133
6,580	Barnes & Noble, Inc. (h)	259,581
8,274	BJ’s Wholesale Club, Inc. (b)	279,910
7,639	Borders Group, Inc.	155,988
27,634	CarMax, Inc. (b)	678,138
15,856	Charming Shoppes, Inc. (b) (h)	205,335
22,601	Chico’s FAS, Inc. (b)	552,143
11,967	Claire’s Stores, Inc.	384,380
7,780	Coldwater Creek, Inc. (b) (h)	157,778
9,155	Copart, Inc. (b)	256,432
4,836	Dick’s Sporting Goods, Inc. (b) (h)	281,745
13,194	Dollar Tree Stores, Inc. (b)	504,539
20,015	Foot Locker, Inc.	471,353
19,504	GameStop Corporation (b) (h)	635,245
14,582	O’Reilly Automotive, Inc. (b) (h)	482,664
8,932	Pacific Sunwear of California, Inc. (b) (h)	186,054
8,485	Payless Shoesource, Inc. (b)	281,702
17,451	PetSmart, Inc.	575,185
5,776	Regis Corporation	233,177
17,971	Ross Stores, Inc. (h)	618,202
17,858	Saks, Inc.	372,161
6,462	Timberland Company (b)	168,206
14,401	Urban Outfitters, Inc. (b)	381,771
14,422	Williams-Sonoma, Inc. (h)	511,404
		10,818,794
Service (1.3%)
11,667	Adesa, Inc.	322,359
13,023	Avis Budget Group, Inc. (b)	355,788
4,664	Catalina Marketing Corporation	147,289
6,072	Harte-Hanks, Inc.	167,526
3,861	Rollins, Inc.	88,842
8,629	Scientific Games Corporation (b) (h)	283,290
7,354	Sotheby’s	327,106
12,798	ValueClick, Inc. (b)	334,412
		2,026,612

See accompanying Notes to Investments in Securities.

3

		Market
Shares		Value(a)
Consumer Cyclical—continued
Special Services (.2%)
4,891	Corporate Executive Board Company	$371,520
Textiles (.9%)
12,391	Hanesbrands, Inc. (b)	364,171
6,905	Mohawk Industries, Inc. (b) (h)	566,555
7,140	Phillips-Van Heusen	419,832
		1,350,558
Consumer Staples (5.5%)
Beverage (.3%)
7,827	Hansen Natural Corporation (b) (h)	296,487
7,782	PepsiAmericas, Inc.	173,694
		470,181
Broadcasting (.1%)
3,604	Entercom Communications Corporation	101,561
8,992	Westwood One, Inc.	61,775
		163,336
Food (.8%)
9,399	Hormel Foods Corporation	349,549
12,829	Smithfield Foods, Inc. (b)	384,229
7,281	The JM Smucker Company	388,223
3,489	Tootsie Roll Industries, Inc.	104,562
		1,226,563
Household Products (.4%)
3,233	Blyth, Inc.	68,249
8,436	Church & Dwight Company, Inc.	424,753
7,847	Tupperware Brands Corporation	195,626
		688,628
Personal Care (.2%)
10,467	Alberto-Culver Company	239,485
Restaurants (1.2%)
9,557	Applebees International, Inc.	236,822
4,553	Bob Evans Farms, Inc.	168,233
15,728	Brinker International, Inc.	514,306
3,144	CBRL Group, Inc. (h)	145,567
9,661	OSI Restaurant Partners, Inc.	381,610
7,606	Ruby Tuesday, Inc.	217,532
10,065	The Cheesecake Factory (b) (h)	268,232
		1,932,302
Retail (.1%)
4,618	Ruddick Corporation	138,909
Service (2.3%)
12,202	Career Education Corporation (b) (h)	372,161
11,110	Corinthian Colleges, Inc. (b)	152,762
7,665	DeVry, Inc.	224,968
4,120	ITT Educational Services, Inc. (b)	335,739
2,768	Kelly Services, Inc.	89,130
5,490	Korn/Ferry International (b)	125,941
6,614	Laureate Education, Inc. (b)	390,028
10,951	Manpower, Inc.	807,855
13,179	MPS Group, Inc. (b)	186,483
9,042	Rent-A-Center, Inc. (b)	252,995
1,787	Strayer Education, Inc.	223,375
8,567	United Rentals, Inc. (b) (h)	235,592
6,156	Valassis Communications, Inc. (b) (h)	105,822
		3,502,851
Tobacco (.1%)
3,339	Universal Corporation	204,848
Energy (8.2%)
Mining (.4%)
18,308	Arch Coal, Inc. (h)	561,872
Oil & Gas (4.7%)
15,492	Denbury Resources, Inc. (b)	461,507
7,049	Forest Oil Corporation (b) (h)	235,225
14,045	Frontier Oil Corporation	458,429

See accompanying Notes to Investments in Securities.

4

		Market
Shares		Value(a)
Energy—continued
13,275	Helmerich & Payne, Inc.	$402,764
16,716	Newfield Exploration Company (b) (f)	697,224
21,913	Noble Energy, Inc.	1,307,110
20,130	Patterson-UTI Energy, Inc.	451,717
15,881	Pioneer Natural Resources Company	684,630
9,310	Plains Exploration & Production Company (b)	420,253
7,520	Pogo Producing Company (h)	361,712
21,264	Pride International, Inc. (b)	640,046
7,125	Quicksilver Resources, Inc. (b) (h)	283,361
21,730	Southwestern Energy Company (b)	890,495
		7,294,473
Oil & Gas Services (2.3%)
14,471	Cameron International Corporation (b) (f)	908,634
6,830	Encore Acquisition Company (b)	165,218
8,687	FMC Technologies, Inc. (b) (h)	606,005
16,454	Grant Prideco, Inc. (b)	820,067
13,450	Hanover Compressor Company (b) (h)	299,262
10,369	Superior Energy Services (b)	357,419
7,390	Tidewater, Inc. (h)	432,906
		3,589,511
Pipelines (.8%)
15,640	Equitable Resources, Inc.	755,725
10,643	National Fuel Gas Company	460,416
		1,216,141
Financial (16.0%)
Auto Finance (.2%)
15,100	AmeriCredit Corporation (b)	345,186

Banks (3.3%)
16,777	Associated Banc-Corp	563,707
6,394	Bank of Hawaii Corporation	339,074
6,658	Cathay General Bancorp (h)	226,239
5,145	City National Corporation	378,672
7,698	Cullen/Frost Bankers, Inc.	402,836
10,300	FirstMerit Corporation	217,433
6,562	Greater Bay Bancorp	176,452
8,485	Investors Financial Services Corporation	493,403
4,437	SVB Financial Group (b) (h)	215,594
14,426	TCF Financial Corporation	380,269
19,650	The Colonial BancGroup, Inc.	486,338
11,245	Washington Federal, Inc.	263,808
7,261	Webster Financial Corporation	348,601
3,846	Westamerica Bancorporation (h)	185,262
8,807	Wilmington Trust Corporation	371,391
		5,049,079
Commercial Services (.1%)
6,634	Deluxe Corporation	222,438
Finance - Diversified (1.1%)
16,251	Eaton Vance Corporation	579,186
9,301	IndyMac Bancorp, Inc. (h)	298,097
20,866	Leucadia National Corporation	613,878
6,982	Navigant Consulting, Inc. (b)	137,964
		1,629,125
Insurance (5.1%)
9,008	American Financial Group, Inc.	306,632
12,648	Arthur J Gallagher & Company	358,318
14,813	Brown & Brown, Inc.	400,247
8,235	Everest Re Group, Ltd. (c)	791,960

See accompanying Notes to Investments in Securities.

5

		Market
Shares		Value(a)
Financial—continued
28,490	Fidelity National Title - Class A (h)	$684,045
12,407	First American Corporation	629,283
6,593	Hanover Insurance Group, Inc.	304,069
14,389	HCC Insurance Holdings, Inc.	443,181
5,545	Horace Mann Educators Corporation	113,950
4,569	Mercury General Corporation	242,340
7,703	Ohio Casualty Corporation	230,705
29,727	Old Republic International Corporation	657,561
9,003	Protective Life Corporation	396,492
10,279	Radian Group, Inc.	564,112
6,888	Stancorp Financial Group, Inc.	338,683
11,171	The PMI Group, Inc.	505,153
5,169	Unitrin, Inc.	243,305
21,822	WR Berkley Corporation	722,745
		7,932,781
Investment Bankers/Brokers (1.4%)
9,679	AG Edwards, Inc.	669,593
13,526	Jefferies Group, Inc.	391,578
10,209	Nuveen Investments - Class A	482,886
11,900	Raymond James Financial, Inc.	354,144
10,783	Waddell & Reed Financial, Inc.	251,460
		2,149,661
Real Estate Investment Trust - Apartments (.3%)
17,430	United Dominion Realty Trust, Inc. (h)	533,706
Real Estate Investment Trust - Diversified (.5%)
11,754	Liberty Property Trust	572,655
8,456	Longview Fibre Company	208,271
		780,926
Real Estate Investment Trust - Hotels (.5%)
12,067	Hospitality Properties Trust	564,736
4,249	Ventana Medical Systems (b)	178,033
		742,769
Real Estate Investment Trust - Office Property (.5%)
7,231	Highwoods Properties, Inc.	285,552
8,717	Mack-Cali Realty Corporation	415,191
		700,743
Real Estate Investment Trust - Regional Mall (.5%)
9,252	The Macerich Company (h)	854,515
Real Estate Investment Trust - Shopping Centers (1.1%)
13,309	New Plan Excel Realty Trust	439,596
8,898	Regency Centers Corporation	743,428
9,716	Weingarten Realty Investors	462,093
		1,645,117
Real Estate Investment Trust - Warehouse/Industrial (.5%)
12,718	AMB Property Corporation	747,691
Savings and Loans (.9%)
10,856	Astoria Financial Corporation	288,661
17,600	Broadridge Financial Solutions, Inc. (b)	346,720
14,054	First Niagara Financial Group, Inc.	195,491
35,282	New York Community Bancorp, Inc. (h)	620,610
		1,451,482
Health Care (10.1%)
Biotechnology (1.5%)
8,771	Affymetrix, Inc. (b) (h)	263,744
8,607	Charles River Laboratories International, Inc. (b)	398,160
5,984	Invitrogen Corporation (b)	380,882
4,147	Martek Biosciences Corporation (b) (h)	85,511
40,859	Millennium Pharmaceuticals, Inc. (b) (h)	464,158

See accompanying Notes to Investments in Securities.

6

		Market
Shares		Value(a)
Health Care—continued
14,822	PDL BioPharma, Inc. (b) (h)	$321,637
16,286	Vertex Pharmaceuticals, Inc. (b)	456,659
		2,370,751
Drugs (2.0%)
8,447	Cephalon, Inc. (b) (h)	601,511
7,150	Medicis Pharmaceutical	220,363
15,620	Omnicare, Inc.	621,207
4,620	Par Pharmaceutical Companies, Inc. (b)	116,054
9,763	Perrigo Company	172,415
13,346	Pharmaceutical Product Development, Inc.	449,627
14,168	Sepracor, Inc. (b)	660,654
12,141	Valeant Pharmaceuticals International	209,918
		3,051,749
Hospital Management (1.5%)
12,096	Community Health Systems, Inc. (b)	426,384
31,135	Health Management Associates, Inc. (h)	338,437
7,377	LifePoint Hospitals, Inc. (b)	281,949
6,906	Psychiatric Solutions, Inc. (b)	278,381
11,362	Triad Hospitals, Inc. (b)	593,664
6,928	Universal Health Services, Inc.	396,697
		2,315,512
Managed Care (.7%)
14,391	Health Net, Inc. (b)	774,380
4,250	Wellcare Health Plans, Inc. (b) (h)	362,312
		1,136,692
Medical Products/Supplies (3.7%)
7,676	Advanced Medical Optics, Inc. (b) (h)	285,547
7,930	Beckman Coulter, Inc.	506,648
14,760	Cytyc Corporation (b)	504,940
19,563	Dentsply International, Inc.	640,688
7,443	Edwards Lifesciences Corporation (b) (h)	377,360
6,725	Gen-Probe, Inc. (b)	316,613
11,310	Henry Schein, Inc. (b) (h)	624,086
7,912	Hillenbrand Industries, Inc.	469,735
4,776	Intuitive Surgical, Inc. (b)	580,618
9,876	Resmed, Inc. (b) (h)	497,454
8,342	STERIS Corporation	221,564
5,069	Techne Corporation (b)	289,440
10,754	VCA Antech, Inc. (b)	390,478
		5,705,171
Special Services (.7%)
5,571	Apria Healthcare Group, Inc. (b) (h)	179,665
8,226	Covance, Inc. (b) (h)	488,131
11,258	Lincare Holdings, Inc. (b)	412,606
		1,080,402
Technology (14.4%)
Computer Hardware (.4%)
4,508	Imation Corporation	182,033
28,291	Western Digital Corporation (b)	475,572
		657,605
Computer Networking (.7%)
51,092	3COM Corporation (b)	199,770
8,493	Alliance Data Systems Corporation (b)	523,339
11,687	Polycom, Inc. (b)	389,528
		1,112,637
Computer Peripherals (.1%)
6,532	Avocent Corporation (b)	176,168
Computer Services & Software (5.5%)
32,088	Activision, Inc. (b)	607,747
8,866	Acxiom Corporation	189,644
2,562	Advent Software, Inc. (b)	89,337

See accompanying Notes to Investments in Securities.

7

		Market
Shares		Value(a)
Technology—continued
35,984	Cadence Design Systems, Inc. (b)	$757,823
18,161	Ceridian Corporation (b)	632,729
11,240	CheckFree Corporation (b) (h)	416,892
9,822	ChoicePoint, Inc. (b)	367,637
5,830	CSG Systems International (b) (h)	145,867
7,630	Dun & Bradstreet Corporation	695,856
5,308	F5 Networks, Inc. (b)	353,937
6,692	Gartner, Inc. (b)	160,273
8,803	Global Payments, Inc.	299,830
18,333	Ingram Micro, Inc. - Class A (b)	354,010
20,514	McAfee, Inc. (b)	596,547
10,926	Mentor Graphics Corporation (b) (h)	178,531
10,785	MoneyGram International, Inc. (h)	299,392
7,336	National Instruments Corporation	192,423
13,127	Palm, Inc. (b) (h)	237,993
14,668	Parametric Technology Corporation (b)	280,012
8,151	SEI Investments Company	490,935
5,299	SRA International, Inc. - Class A (b)	129,084
11,823	Sybase, Inc. (b) (h)	298,885
18,665	Synopsys, Inc. (b)	489,583
4,825	Transaction Systems Architects, Inc. (b)	156,282
9,712	Wind River Systems, Inc. (b) (h)	96,537
		8,517,786
Computer Systems (.4%)
8,449	Diebold, Inc. (h)	403,102
9,935	Jack Henry & Associates, Inc.	238,937
		642,039
Electrical Defense (.2%)
4,240	Alliant Techsystems, Inc. (b)	372,781
Electrical Equipment (.5%)
18,377	Gentex Corporation	298,626
10,726	Kemet Corporation (b)	82,054
23,722	Vishay Intertechnology, Inc. (b) (h)	331,634
		712,314
Electrical Instruments (.9%)
11,448	Amphenol Corporation (h)	739,197
5,275	Newport Corporation (b)	86,352
6,609	Thomas & Betts Corporation (b)	322,651
3,929	Varian, Inc. (b)	228,904
		1,377,104
Electronic Components - Semiconductor (4.0%)
55,088	Atmel Corporation (b)	277,093
9,850	Cree, Inc. (b) (h)	162,131
23,790	Cypress Semiconductor Corporation (b)	441,304
15,887	Fairchild Semiconductor International, Inc. (b)	265,631
25,271	Integrated Device Technology, Inc. (b)	389,679
9,325	International Rectifier Corporation (b)	356,308
17,436	Intersil Corporation	461,880
18,231	Lam Research Corporation (b)	863,056
14,755	Lattice Semiconductor Corporation (b)	86,317
21,626	MEMC Electronic Materials, Inc. (b)	1,310,103
7,291	Micrel, Inc. (b)	80,347
27,788	Microchip Technology, Inc. (h)	987,308
9,367	Semtech Corporation (b)	126,267
7,051	Silicon Laboratories, Inc. (b) (h)	210,966

See accompanying Notes to Investments in Securities.

8

		Market
Shares		Value(a)
Technology—continued
17,652	Triquint Semiconductor, Inc. (b)	$88,260
		6,106,650
Electronics - Computer Distribution (.8%)
15,804	Arrow Electronics, Inc. (b)	596,601
16,532	Avnet, Inc. (b) (h)	597,467
		1,194,068
Medical Products/Supplies (.3%)
8,419	Cerner Corporation (b) (h)	458,414
Service - Data Processing (.6%)
7,117	DST Systems, Inc. (b) (h)	535,198
7,345	Fair Isaac Corporation (h)	284,105
15,562	The BISYS Group, Inc. (b)	178,340
		997,643
Transportation (2.5%)
Air Freight (.7%)
27,529	Expeditors International Washington, Inc.	1,137,498
Airlines (.4%)
11,745	Airtran Holdings, Inc. (b) (h)	120,621
5,181	Alaska Air Group, Inc. (b)	197,396
22,912	JetBlue Airways Corporation (b) (h)	263,717
		581,734
Shipping (.3%)
5,513	Alexander & Baldwin, Inc.	278,076
3,722	Overseas Shipholding Group	232,997
		511,073
Transport Services (.2%)
7,357	YRC Worldwide, Inc. (b) (h)	295,898
Trucking (.9%)
5,986	Con-way, Inc.	298,342
6,819	GATX Corporation	325,948
13,230	JB Hunt Transport Services, Inc.	347,155
6,957	Swift Transportation Company, Inc. (b)	216,780
6,395	Werner Enterprises, Inc.	116,197
		1,304,422
Utilities (7.0%)
Electric Companies (5.7%)
14,946	Alliant Energy Corporation	669,880
48,176	Aquila, Inc. (b)	201,376
4,295	Black Hills Corporation	157,927
14,544	DPL, Inc. (h)	452,173
11,290	Duquesne Light Holdings, Inc.	223,429
20,161	Energy East Corporation	491,122
11,049	Great Plains Energy, Inc.	358,540
10,476	Hawaiian Electric Industries, Inc.	272,271
5,611	Idacorp, Inc.	189,876
23,295	MDU Resources Group, Inc.	669,498
19,840	Northeast Utilities	650,157
13,735	NSTAR	482,373
11,747	OGE Energy Corporation	455,784
24,749	Pepco Holdings, Inc.	718,216
9,758	PNM Resources, Inc.	315,183
15,010	Puget Energy, Inc. (h)	385,457
15,002	SCANA Corporation	647,636
28,452	Sierra Pacific Resources (b)	494,496
11,251	Westar Energy, Inc.	309,628
15,039	Wisconsin Energy Corporation	729,692
		8,874,714
Natural Gas (1.0%)
9,998	AGL Resources, Inc.	427,115
14,254	Oneok, Inc.	641,430
9,805	Vectren Corporation	280,423
6,319	WGL Holdings, Inc.	202,082
		1,551,050
Water Utilities (.3%)
17,019	Aqua America, Inc. (h)	382,076
Total common stocks (Cost: $115,865,833)		148,545,618

See accompanying Notes to Investments in Securities.

9

March 31, 2007

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Rate	Maturity	Value(a)
Securities Lending Collateral (17.2%)
Commercial Paper (9.1%)
$392,000	Amstel Funding Corporation	5.319%	04/17/07	$391,142
472,080	Atomium Funding Corporation (e)	5.322%	04/02/07	472,080
784,000	Bear Stearns Company, Inc.	5.507%	08/22/07	784,000
535,136	Buckingham CDO II, LLC	5.315%	04/09/07	534,590
168,000	Cairn High Grade I, LLC	5.317%	06/07/07	166,386
1,176,001	Cairn High Grade I, LLC	5.331%	06/21/07	1,162,312
164,640	Cedar Springs Capital Company (e)	5.334%	04/23/07	164,136
448,000	Cedar Springs Capital Company (e)	5.341%	04/10/07	447,476
112,000	Charta, LLC (e)	5.307%	04/02/07	112,000
739,200	Cheyne Finance, LLC	5.313%	05/10/07	735,113
583,856	Deer Valley Funding, LLC	5.306%	04/05/07	583,599
123,200	Deer Valley Funding, LLC	5.358%	04/02/07	123,200
448,000	German Residential Funding (e)	5.325%	05/22/07	444,739
672,000	German Residential Funding (e)	5.370%	08/22/07	672,000
211,456	Hudson-Thames, LLC	5.311%	04/09/07	211,240
172,816	Hudson-Thames, LLC	5.322%	04/04/07	172,766
1,344,001	Keel Capital, Inc.	5.311%	04/12/07	1,342,038
56,000	Kestrel Funding US, LLC	5.310%	05/10/07	55,690
456,176	KLIO Funding Corporation	5.301%	04/10/07	455,642
336,000	Liquid Funding Corporation	5.303%	04/05/07	335,852
336,000	North Sea Funding, Inc.	5.327%	04/25/07	334,875
1,344,001	Stanfield Victoria Funding	5.317%	04/25/07	1,339,498
560,000	Tasman Funding, Inc.	5.303%	04/04/07	559,838
784,001	Unicredito Italiano Bank Ireland (e)	5.312%	05/03/07	780,464
1,344,001	Versailles CDS, LLC (e)	5.300%	04/02/07	1,344,001
114,800	Versailles CDS, LLC (e)	5.317%	04/16/07	114,566
222,096	White Pine Finance, LLC	5.306%	04/23/07	221,417
				14,060,660
Corporate Notes (4.9%)
784,000	American General Finance-144A Issue (d) (g)	5.373%	03/14/08	784,102
644,000	Bear Stearns Company, Inc.	5.561%	10/03/07	644,355
728,000	Cheyne Finance, LLC	5.341%	02/25/08	727,789
1,008,001	Genworth Financial Company	5.400%	06/18/07	1,008,000
560,000	Goldman Sachs Group, Inc.	5.458%	05/11/07	560,039
1,008,001	Liquid Funding, Ltd. (d)	5.417%	04/12/07	1,008,011
560,000	Metropolitan Life Global Funding I-144A Issue (d) (g)	5.350%	03/06/12	560,078
560,000	Morgan Stanley (d)	5.380%	08/13/10	560,034

See accompanying Notes to Investments in Securities.

10

				Market
Principal		Rate	Maturity	Value(a)
Securities Lending Collateral—continued
$672,000	Pyxis Master	5.370%	08/27/07	$672,000
672,000	Shiprock Finance	5.390%	04/11/08	672,000
448,000	SLM Corporation-144A Issue (d) (g)	5.320%	04/11/12	448,045
				7,644,453
Repurchase Agreement (3.2%)
4,878,553	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 03/29/07, rate 5.487%, due 04/02/07; proceeds $4,880,784 (Collateralized by Corporate Obligations due 02/15/09 - 11/12/49)			4,878,553
	Total securities lending collateral (cost: $26,583,666)			26,583,666

Shares
Short-Term Securities (3.9%)
Investment Companies (3.9%)
4,500,000	American Beacon Funds, current rate 5.240%	4,500,000
1,486,251	Federated Money Market Obligation Trust-Prime Obligation Fund, current rate 5.209%	1,486,251
	Total investment companies (cost: $5,986,251)	5,986,251
	Total investments in securities (cost: $148,435,750) (i)	$181,115,535
	Payable upon return of securities loaned (-17.2%)	(26,583,666)
	Cash and other assets in excess of liabilities (.1%)	237,311
	Total net assets (100%)	$154,769,180

See accompanying Notes to Investments in Securities.

11

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.
(b)	Non-income producing.
(c)	The Portfolio held .5% of net assets in foreign securities at March 31, 2007.
(d)	Variable rate security.
(e)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 2.9% of the Portfolio’s net assets at March 31, 2007.

(f)	Partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2007, securities with an aggregate market value of $1,044,550 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Apreciation
S&P Mid-Cap 400® EMINI	June 2007	71	Long	$82,707

(g)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(h)	Securities (or a portion of securities) on loan as of March 31, 2007.
(i)	At March 31, 2007 the cost of securities for federal income tax purposes was $148,921,541. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$37,668,291
Gross unrealized depreciation	(5,474,297)
Net unrealized appreciation	$32,193,994

See accompanying Notes to Investments in Securities.

12

Real Estate Securities Portfolio

Investments in Securities

March 31, 2007

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (98.4%)
Communication Services (.3%)
Telecommunication (.3%)
15,200	Crown Castle International Corporation (b)	$488,376
Consumer Cyclical (3.0%)
Lodging - Hotel (3.0%)
54,400	Hilton Hotels Corporation (g)	1,956,224
12,600	Marriott International, Inc.	616,896
32,700	Starwood Hotels & Resorts Worldwide, Inc. (g)	2,120,595
		4,693,715
Financial (94.8%)
Real Estate (6.1%)
139,200	Brookfield Properties Company (c) (g)	5,609,760
15,800	CB Richard Ellis Group, Inc.-Class A (b) (g)	540,044
25,400	Digital Realty Trust, Inc.	1,013,460
34,668	Forest City Enterprises, Inc.	2,294,328
517	Macquarie Infrastructure Company	20,318
		9,477,910
Real Estate Investment Trust (.1%)
6,600	RAIT Financial Trust	184,404
Real Estate Investment Trust - Apartments (17.1%)
64,800	American Campus Communities, Inc.	1,962,792
15,200	Apartment Investment & Management Company	876,888
107,100	Archstone-Smith Trust	5,813,388
29,800	Associated Estates Realty Corporation	419,882
37,000	AvalonBay Communities, Inc.	4,810,000
45,800	Camden Property Trust	3,220,198
107,300	Equity Residential	5,175,079
7,200	Essex Property Trust, Inc.	932,256
20,300	Home Properties, Inc.	1,072,043
15,400	Mid-America Apartment Communities, Inc.	866,404
36,875	UDR, Inc. (g)	1,129,113
		26,278,043
Real Estate Investment Trust - Diversified (6.3%)
40,800	Liberty Property Trust	1,987,776
10,900	PS Business Parks, Inc.	768,668
58,000	Vornado Realty Trust (g)	6,921,720
		9,678,164
Real Estate Investment Trust - Health Care (1.1%)
41,800	Ventas, Inc.	1,761,034
Real Estate Investment Trust - Hotels (7.6%)
29,900	Equity Inns, Inc.	489,762
24,700	Hersha Hospitality Trust	290,966
47,900	Highland Hospitality Corporation	852,620
12,600	Hospitality Properties Trust	589,680
250,340	Host Hotels & Resorts, Inc.	6,586,445
23,000	Innkeepers USA Trust	374,440
15,000	LaSalle Hotel Properties	695,400
64,000	Sunstone Hotel Investors, Inc.	1,744,640
		11,623,953
Real Estate Investment Trust - Manufactured Housing (.8%)
21,900	Equity Lifestyle Properties, Inc.	1,182,819
Real Estate Investment Trust - Mortgage (1.2%)
27,000	Newcastle Investment Corporation	748,710
29,100	NorthStar Realty Finance Corporation	442,611
47,200	Quadra Realty Trust, Inc. (b) (g)	615,488
		1,806,809
Real Estate Investment Trust - Office Property (16.2%)
17,600	Alexandria Real Estate Equities, Inc.	1,766,512

See accompanying Notes to Investments in Securities.

1

		Market
Shares		Value(a)
Financial—continued
56,300	American Financial Realty Trust	$567,504
99,602	BioMed Realty Trust, Inc.	2,619,533
56,800	Boston Properties, Inc.	6,668,320
92,800	Brandywine Realty Trust	3,100,448
41,400	Corporate Office Properties Trust	1,891,152
17,100	Kilroy Realty Corporation	1,261,125
8,700	Mack-Cali Realty Corporation	414,381
61,000	Maguire Properties, Inc.	2,169,160
32,300	SL Green Realty Corporation	4,430,914
		24,889,049
Real Estate Investment Trust - Regional Mall (13.4%)
69,920	General Growth Properties, Inc.	4,514,734
102,500	Simon Property Group, Inc. (g)	11,403,125
33,700	Taubman Centers, Inc.	1,954,263
29,000	The Macerich Company	2,678,440
		20,550,562
Real Estate Investment Trust - Self Storage (4.7%)
26,800	Extra Space Storage, Inc.	507,592
63,000	Public Storage, Inc.	5,964,210
39,900	U-Store-It Trust	802,788
		7,274,590
Real Estate Investment Trust - Shopping Centers (10.7%)
26,400	Acadia Realty Trust (g)	688,248
58,000	Developers Diversified Realty Corporation (g)	3,648,200
17,600	Federal Realty Investment Trust	1,594,912
96,800	Kimco Realty Corporation	4,718,032
57,700	Kite Realty Group Trust	1,151,115
30,800	Regency Centers Corporation (g)	2,573,340
19,900	Tanger Factory Outlet Centers, Inc. (g)	803,761
26,600	Weingarten Realty Investors	1,265,096
		16,442,704
Real Estate Investment Trust - Warehouse/Industrial (9.5%)
45,000	AMB Property Corporation	2,645,550
116,800	DCT Industrial Trust, Inc.	1,381,744
36,300	First Potomac Realty Trust (g)	1,037,091
147,576	ProLogis	9,582,110
		14,646,495
Health Care (.3%)
Health Care - Diversified (.3%)
10,400	Brookdale Senior Living, Inc.	464,464
Total common stocks (Cost: $99,891,938)		151,443,091

See accompanying Notes to Investments in Securities.

2

				Market
Principal		Rate	Maturity	Value(a)
Securities Lending Collateral (17.7%)
Commercial Paper (9.4%)
$401,349	Amstel Funding Corporation	5.319%	04/17/07	$400,470
483,339	Atomium Funding Corporation (e)	5.322%	04/02/07	483,339
802,698	Bear Stearns Company, Inc.	5.507%	08/22/07	802,698
547,899	Buckingham CDO II, LLC	5.315%	04/09/07	547,340
172,007	Cairn High Grade I, LLC	5.317%	06/07/07	170,354
1,204,047	Cairn High Grade I, LLC	5.331%	06/21/07	1,190,032
168,567	Cedar Springs Capital Company (e)	5.334%	04/23/07	168,051
458,685	Cedar Springs Capital Company (e)	5.341%	04/10/07	458,148
114,671	Charta, LLC (e)	5.307%	04/02/07	114,671
756,830	Cheyne Finance, LLC	5.313%	05/10/07	752,645
597,781	Deer Valley Funding, LLC	5.306%	04/05/07	597,518
126,138	Deer Valley Funding, LLC	5.358%	04/02/07	126,138
458,685	German Residential Funding (e)	5.325%	05/22/07	455,346
688,027	German Residential Funding (e)	5.370%	08/22/07	688,027
216,499	Hudson-Thames, LLC	5.311%	04/09/07	216,278
176,938	Hudson-Thames, LLC	5.322%	04/04/07	176,886
1,376,054	Keel Capital, Inc.	5.311%	04/12/07	1,374,045
57,335	Kestrel Funding US, LLC	5.310%	05/10/07	57,019
467,056	KLIO Funding Corporation	5.301%	04/10/07	466,509
344,013	Liquid Funding Corporation	5.303%	04/05/07	343,862
344,013	North Sea Funding, Inc.	5.327%	04/25/07	342,861
1,376,054	Stanfield Victoria Funding	5.317%	04/25/07	1,371,444
573,356	Tasman Funding, Inc.	5.303%	04/04/07	573,190
802,698	Unicredito Italiano Bank Ireland (e)	5.312%	05/03/07	799,078
1,376,054	Versailles CDS, LLC (e)	5.300%	04/02/07	1,376,054
117,538	Versailles CDS, LLC (e)	5.317%	04/16/07	117,298
227,393	White Pine Finance, LLC	5.306%	04/23/07	226,697
				14,395,998
Corporate Notes (5.1%)
802,698	American General Finance-144A Issue (d) (f)	5.373%	03/14/08	802,803
659,359	Bear Stearns Company, Inc.	5.561%	10/03/07	659,722
745,363	Cheyne Finance, LLC	5.341%	02/25/08	745,146
1,032,040	Genworth Financial Company	5.400%	06/18/07	1,032,040
573,356	Goldman Sachs Group, Inc.	5.458%	05/11/07	573,396
1,032,040	Liquid Funding, Ltd. (d)	5.417%	04/12/07	1,032,051
573,356	Metropolitan Life Global Funding I-144A Issue (d) (f)	5.350%	03/06/12	573,436
573,356	Morgan Stanley (d)	5.380%	08/13/10	573,390

See accompanying Notes to Investments in Securities.

3

				Market
Principal		Rate	Maturity	Value(a)
Corporate Notes—continued
$688,027	Pyxis Master	5.370%	08/27/07	$688,027
688,027	Shiprock Finance	5.390%	04/11/08	688,027
458,685	SLM Corporation-144A Issue (d) (f)	5.320%	04/11/12	458,731
				7,826,769
Repurchase Agreement (3.2%)
4,994,904	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 03/30/07, rate 5.487%, due 04/02/07; proceeds $4,997,188 (Collateralized by Corporate Obligations due 02/15/09 - 11/12/49)			4,994,904
	Total securities lending collateral (cost: $27,217,671)			27,217,671

Shares
Short-Term Security (1.6%)
Investment Company (1.6%)
2,452,563	Federated Money Market Obligation Trust-Prime Obligation Fund, current rate 5.209%	2,452,563
	Total investment companies (cost: $2,452,563)	2,452,563
	Total investments in securities (cost: $129,562,172) (h)	$181,113,325
	Payable upon return of securities loaned (-17.7%)	(27,217,671)
	Cash and other assets in excess of liabilities (.0%)	2,949
	Total net assets (100%)	$153,898,603

See accompanying Notes to Investments in Securities.

4

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Financial Statements.

(b)         Non-income producing.

(c)          The Portfolio held 3.6% of net assets in foreign securities at March 31, 2007

(d)         Variable rate security.

(e)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 3.0% of the Portfolio’s net assets at March 31, 2007.

(f)            Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)         Securities (or a portion of securities) on loan as of March 31, 2007.

(h)         At March 31, 2007 the cost of securities for federal income tax purposes was $129,664,953. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$51,816,562
Gross unrealized depreciation	(368,190)
Net unrealized appreciation	$51,448,372

See accompanying Notes to Investments in Securities.

5

Advantus Series Fund, Inc.

Notes to Investments in Securities (Unaudited)

March 31, 2007

(1)   Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with a series of eight portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, Maturing Government Bond 2010, International Bond, Index 400 Mid-Cap and Real Estate Securities). Each Portfolio is diversified except for the International Bond Portfolio. The Fund’s prospectus provides a detailed description of each Portfolio’s investment objective, policies and strategies.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately.  Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company’s (“Minnesota Life”) separate accounts in connection with Minnesota Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life, and may also be offered to certain qualified plans.

(2)   Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Investments in Securities

Each Portfolio’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund’s Board of Directors and in accordance with Board-approved valuation policies and procedures.  A Portfolio’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio’s share is calculated.  If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in Money Market, are valued at market.  Pursuant to Rule 2a-7 of the 1940 Act, all securities in Money Market are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

6

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using a highest-cost basis.  Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date, or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The International Bond Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract.  The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Fund (excluding the Money Market Portfolio) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which a Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government sponsored enterprise securities or corporate securities having a value equal to, or in excess of , the value of the repurchase agreement.  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Portfolio may incur a loss upon disposition of the securities.  Repurchase agreements are carried at fair value obtained from an independent pricing source.

7

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of March 31, 2007, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair values of $15,899,474 and $10,187,699, respectively. The Portfolios have segregated assets to cover such when-issued and forward commitments.

(3)   Securities Lending

To enhance returns, certain portfolios of the Fund loan securities to brokers in exchange for collateral.  The Portfolios receive a fee from the brokers measured as a percent of the loaned securities.  Upon initiation of the loan, 102% collateral for U.S. securities and 105% for foreign securities is required.  If at anytime the collateral falls below 100%, brokers are required to fund back to 102% for U.S. securities and 105% for foreign securities.  The market value of loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the respective Portfolio on the next business day.  The risks to the portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.  These risks are mitigated by indemnification clauses in the securities lending contracts with the lending agent.

The value of securities on loan at March 31, 2007 is as follows:

Market Value of Securities on Loan at March 31, 2007

Bond	$74,852,580
Mortgage Securities	30,753,111
Index 500	72,636,890
Index 400 Mid-Cap	25,675,021
Real Estate Securities	26,728,349

Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio.  Wells Fargo Fund Management, LLC receives 25% of income on securities lending activities and covers the expenses associated with securities lending activities.

(4)   Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At March 31, 2007, investments in securities of Bond and Mortgage Securities include issues that are illiquid. The aggregate fair values of illiquid securities held by Bond and Mortgage Securities were $19,898,702 and $13,474,389, respectively, which represent 5.2% and 7.0% of net assets, respectively. Pursuant to guidelines adopted by the Fund’s Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

8

ITEM 2.  CONTROLS AND PROCEDURES.

(a)   Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as  set forth below:

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantus Series Fund, Inc.

By (Signature and Title)	/s/ Gregory S. Strong
Gregory S. Strong, President

Date:  May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory S. Strong
Gregory S. Strong, President
(Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date:  May 29, 2007